As filed with the Securities and Exchange Commission on February 28, 2000

Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 F O R M  N-1A


             Registration Statement Under the Securities Act of 1933       [X]
                         Pre-Effective Amendment No. __                    [ ]
                         Post-Effective Amendment No. 42                   [X]
                                       and
        Registration Statement Under the Investment Company Act of 1940
                                Amendment No. 44                           [X]


                       -----------------------------------
                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                                 JOAN A. PAYDEN
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)

                              --------------------

                             Copy to: Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                555 S. Flower St., Los Angeles, California 90071

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

                              --------------------

           It is proposed that this filing will become effective:


   [X]           Immediately upon filing pursuant to paragraph (b)

   [ ]           On (date) pursuant to paragraph (b)

   [ ]           60 days after filing pursuant to paragraph (a)(1)

   [ ]           On (date) pursuant to paragraph (a)(1)

   [ ]           75 days after filing pursuant to paragraph (a)(2)

   [ ]           On (date) pursuant to paragraph (a)(2), of Rule 485.

   [ ] This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.


                              --------------------

       Title of Securities being registered: Shares of Beneficial Interest

PAYDEN & RYGEL
    [LOGO]
 MUTUAL FUNDS



prospectus
February 28, 2000

U.S FIXED INCOME AND
MONEY MARKET FUNDS
Limited Maturity Fund
Short Bond Fund
U.S. Government Fund
GNMA Fund
Investment Quality Bond Fund
Total Return Fund
High Income Fund
Bunker Hill Money Market Fund

TAX EXEMPT FUNDS
Short Duration Tax Exempt Fund
Tax Exempt Bond Fund
California Municipal Income Fund

U.S. EQUITY FUNDS
Growth & Income Fund
Market Return Fund
U.S. Growth Leaders Fund
Small Cap Leaders Fund

GLOBAL BOND FUNDS
Global Short Bond Fund
Global Fixed Income Fund
Emerging Markets Bond Fund

GLOBAL EQUITY FUNDS
Global Balanced Fund
European Growth & Income Fund
European Aggressive Growth Fund

The Payden & Rygel Investment Group
(the "Group") has registered each Fund
with the U.S. Securities and Exchange
Commission ("SEC"). That registration
does not imply that the SEC endorses the Funds of this prospectus. Any representa-tion to the contrary is a criminal offense.

  TABLE OF CONTENTS


                                                     U.S. FIXED INCOME AND MONEY MARKET FUNDS.................    3
                                                         Limited Maturity Fund................................    3
                                                         Short Bond Fund......................................    4
                                                         U.S. Government Fund.................................    5
                                                         GNMA Fund............................................    6
                                                         Investment Quality Bond Fund.........................    7
                                                         Total Return Fund....................................    8
                                                         High Income Fund.....................................   10
                                                         Bunker Hill Money Market Fund........................   11

                                                     TAX EXEMPT FUNDS.........................................   12
                                                         Short Duration Tax Exempt Fund.......................   12
                                                         Tax Exempt Bond Fund.................................   13
                                                         California Municipal Income Fund.....................   15

                                                     U.S. EQUITY FUNDS........................................   16
                                                         Growth & Income Fund.................................   16
                                                         Market Return Fund...................................   17
                                                         U.S. Growth Leaders Fund.............................   19
                                                         Small Cap Leaders Fund...............................   20

                                                     GLOBAL BOND FUNDS........................................   21
                                                         Global Short Bond Fund...............................   21
                                                         Global Fixed Income Fund.............................   22
                                                         Emerging Markets Bond Fund...........................   24

                                                     GLOBAL EQUITY FUNDS......................................   25
                                                         Global Balanced Fund.................................   25
                                                         European Growth & Income Fund........................   27
                                                         European Aggressive Growth Fund......................   28
                                                     Additional Investment Strategies and Related Risks.......   30
                                                     Management of the Funds..................................   32
                                                     Net Asset Value..........................................   33
                                                     Dividends Distributions and Taxes........................   34
                                                     Shareholder Services.....................................   34
                                                     How to Redeem Shares.....................................   36
                                                     How to Purchase Shares...................................   37
                                                     Appendix A: Description of Ratings.......................   38
                                                     Appendix B: Financial Highlights.........................   43


Payden Logo

2                                                Payden & Rygel Investment Group

Prospectus                                                                     3

U.S. FIXED INCOME AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

LIMITED MATURITY FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a total return that, over time, is greater than money market funds.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. Investment grade debt securities are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines to be of comparable quality. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; and (3) U.S. and foreign mortgage-backed and asset-backed bonds.

 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund's maximum average portfolio maturity (on a dollar-weighted basis) is one and one-half years.

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 90-day Treasury Bill Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
 4                                               Payden & Rygel Investment Group
                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1995                                 7.08
1996                                 5.15
1997                                 5.46
1998                                 5.83
1999                                 4.65


     During the five year period the Fund's best quarter was 1stQ 1995 (2.02%), and the worst quarter was 1stQ 1996 (0.92%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                        1 Year   5 Years
                                        ------   -------
Limited Maturity Fund                    4.65%    5.63%
Merrill Lynch 90-day                     4.85%    5.35%
 Treasury Bill Index


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.
SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.28 %
    Distribution/Service (12b-1) Fee                                     0.00 %

    Other Expenses                                                       0.22 %


TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.50 %


 Fee Waiver or Expense Reimbursement*                                    0.10 %

NET ANNUAL FUND OPERATING EXPENSES                                       0.40 %

*The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.40%. This contract has a one-year term, renewable at the end of each fiscal year.

 4                                               Payden & Rygel Investment Group

U.S. FIXED INCOME AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

LIMITED MATURITY FUND (Continued)

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $41     $151     $270      $620


--------------------------------------------------------------------------------

SHORT BOND FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. Investment grade debt securities are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines to be of comparable quality. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; and (3) U.S. and foreign mortgage-backed and asset-backed bonds.

 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund invests at least 65% of its total assets in securities with more than one year to maturity, and its maximum average portfolio maturity (on a dollar-weighted basis) is three years.

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 1-3 year Treasury Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1994                               0.37
1995                              11.43
1996                               3.66
1997                               5.84
1998                               6.46
1999                               2.68


     During the six year period, the Fund's best quarter was 2ndQ 1995 (3.47%), and the worst quarter was 1stQ 1994 (-0.62%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                          1 Year     5 Years    Life of Fund
                          ------     -------    ------------
Short Bond Fund            2.68%      5.97%        5.02%
Merrill Lynch 1-3 year     3.06%      6.50%        5.48%
 Treasury Index

Prospectus                                                                     5

--------------------------------------------------------------------------------

SHORT BOND FUND (Continued)

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.28 %
    Distribution/Service (12b-1) Fee                                     0.00 %
    Other Expenses                                                       0.22 %
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.50%
    Fee Waiver or Expense Reimbursement*                                 0.10 %
NET ANNUAL FUND OPERATING EXPENSES                                        0.40%

*The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.40%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $41     $151     $270      $620


--------------------------------------------------------------------------------

U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund primarily invests in short to intermediate maturity "U.S. Government Obligations" -- U.S. Treasury bonds, notes and bills and other bonds and obligations issued or guaranteed by the United States Government, Government-sponsored enterprises, or Federal agencies (such as the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association). Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. Government Obligations. The Fund otherwise may invest in the same types of obligations as the Limited Maturity Fund.
 -- Except for mortgage-backed U.S. Government Obligations, the Fund invests in debt securities with a maximum maturity of ten years. The average portfolio maturity (on a dollar-weighted basis) is generally less than four years. The Fund invests in mortgage-backed U.S. Government Obligations with a maximum effective duration of five years. Duration is a mathematical concept which uses anticipated cash flows to measure the price volatility of a security and is calculated in terms of years. For example, when interest rates move up or down, the price of a security with a duration of four years will move roughly twice as much as a security with a duration of two years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. By investing in the Fund, therefore, you could lose money.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts on the next page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 1-5 Year Treasury Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

 6                                               Payden & Rygel Investment Group

U.S. FIXED INCOME AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

U.S. GOVERNMENT FUND (Continued)

                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1995                             14.73
1996                              2.98
1997                              6.60
1998                              7.79
1999                              1.78


     During the five year period, the Fund's best quarter was 2ndQ 1995 (5.09%), and the worst quarter was 1stQ 1996 (-1.94%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                           1 Year   5 Years
                                           ------   -------
U.S. Government Fund                       1.78%     6.68%
Merrill Lynch 1-5 year                     2.04%     6.78%
 Treasury Index


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.
SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.28 %
    Distribution/Service (12b-1) Fee                                     0.00 %

    Other Expenses                                                       0.22 %


TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.50%


 Fee Waiver or Expense Reimbursement*                                    0.10 %

NET ANNUAL FUND OPERATING EXPENSES                                        0.40%

*The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.40%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $41     $151     $270      $620



--------------------------------------------------------------------------------



GNMA FUND



INVESTMENT OBJECTIVE:


    The Fund seeks a high level of total return consistent with the preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES:


 -- Under normal market conditions, the Fund invests at least 70% of its total assets in Government National Mortgage Association mortgage backed securities ("GNMA Securities"), which are debt securities representing part ownership in a pool of mortgage loans backed by the U.S. Government. The balance of the Fund's assets may be invested in other "U.S. Government Obligations"-- U.S. Treasury bonds, notes and bills, and other bonds and obligations issued or guaranteed by the United States Government, Government-sponsored enterprises or Federal agencies (such as the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association or Federal Farm Credit Bank). The Fund may also invest in collateralized mortgage obligations and repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities.


 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund's average portfolio maturity (on a dollar-weighted basis) ranges from five to ten years.


 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity.



PRINCIPAL INVESTMENT RISKS:


 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. However, falling interest rates typically will not lift the prices of GNMA securities as much as the prices of comparable debt securities. This is because the markets tend to discount GNMA security prices for prepayment risk when interest rates fall. Finally, the longer the Fund's average portfolio maturity, generally the greater the fluctuation in price. By investing in the Fund, therefore, you could lose money.


 -- The Fund is subject to the prepayment risk applicable to the mortgages underlying the GNMA securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund.


 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

Prospectus                                                                     7

--------------------------------------------------------------------------------


GNMA FUND (Continued)



PAST FUND PERFORMANCE:


    The Fund opened on August 27, 1999.



FEES AND EXPENSES:


    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.



SHAREHOLDER FEES


    (fees paid directly from your investment)                            0.00 %


ANNUAL FUND OPERATING EXPENSES


    (expenses deducted from Fund assets)


    Management Fee                                                       0.27 %


    Distribution/Service (12b-1) Fee                                     0.00 %


    Other Expenses*                                                      0.23 %


TOTAL ANNUAL FUND OPERATING EXPENSES**                                    0.50%


 Fee Waiver or Expense Reimbursement***                                  0.15 %


NET ANNUAL FUND OPERATING EXPENSES                                        0.35%



 *Other Expenses are based on estimated amounts for the current fiscal year.



 **The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.50%.



***The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.35%. This contract has a one-year term, renewable at the end of each fiscal year.



Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $36     $146     $265      $615


--------------------------------------------------------------------------------

INVESTMENT QUALITY BOND FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

 -- The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. Investment grade debt securities are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines to be of comparable quality. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed bonds; and (4) preferred stock.

 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities with more than one year to maturity. There is no limit on the Fund's maximum average portfolio maturity.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

 8                                               Payden & Rygel Investment Group


U.S. FIXED INCOME FUNDS

--------------------------------------------------------------------------------

INVESTMENT QUALITY BOND FUND (Continued)

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Lehman Aggregate Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
Prospectus                                                                     9
                           YEAR BY YEAR TOTAL RETURNS
                           --------------------------

1994                                                          -4.70
1995                                                          19.71
1996                                                           1.74
1997                                                           9.00
1998                                                           8.08
1999                                                          -2.29


     During the six year period, the Fund's best quarter was 2ndQ 1995 (6.29%), and the worst quarter was 1stQ 1996 (-3.60%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                                       Life of
                                   1 Year    5 Years    Fund
                                   ------    -------   -------
Investment Quality Bond Fund       -2.29%     6.99%     4.95%
Lehman Aggregate Index             -0.82%     7.73%     5.88%


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.28 %
    Distribution/Service (12b-1) Fee                                     0.00 %
    Other Expenses                                                       0.22 %
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.50%

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Your actual expenses and returns will be different.

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $161     $280      $629

--------------------------------------------------------------------------------

TOTAL RETURN FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund primarily invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed bonds; (4) dividend-paying convertible stock; and (5) convertible bonds and preferred stock.
 -- The Fund generally invests in investment grade debt securities -- those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines to be of comparable quality. But, it may invest up to 25% of its total assets in debt securities rated below investment grade (BB or B by S&P or Fitch, or Ba or B by Moody's), including securities of companies organized or headquartered in emerging market countries. Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities payable in U.S. dollars and foreign currencies. The Fund may hedge this currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns

Prospectus                                                                     9

--------------------------------------------------------------------------------


TOTAL RETURN FUND (Continued)


generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price changes due to changes in the issuer's creditworthiness. The market prices of these debt securities fluctuate more than investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Lehman Aggregate Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1997                     8.83
1998                     8.85
1999                    -2.51


     During the three year period, the Fund's best quarter was 3rdQ 1998 (4.40%), and the worst quarter was 4thQ 1999 (-0.95%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                       1 Year   Life of Fund
                                       ------   ------------
Total Return Fund                      -2.51%        4.68%
Lehman Aggregate Index                 -0.82%        5.73%


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment                             0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.28 %
    Distribution/Service (12b-1) Fee                                     0.00 %

    Other Expenses                                                       0.22 %


TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.50%



Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $161     $280      $629

 10                                              Payden & Rygel Investment Group


U.S. FIXED INCOME FUNDS

--------------------------------------------------------------------------------

HIGH INCOME FUND

INVESTMENT OBJECTIVE:
    The Fund seeks high current income while providing for capital appreciation by investing in a diversified portfolio of below investment grade bonds, commonly known as "high yield bonds" or "junk bonds."

PRINCIPAL INVESTMENT STRATEGIES:

 -- The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed bonds; (4) dividend-paying convertible stock; and (5) convertible bonds and preferred stock.


 -- Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities rated below investment grade or those the Adviser determines to be of comparable quality. Investment grade debt securities are those rated within the four highest grades by ratings agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB). Further information regarding credit ratings is in Appendix A.

 --  The Fund emphasizes investments in debt securities of:
  --Issuers with credit ratings at the lower-risk end of the high yield bond spectrum which the Adviser believes have stable to improving business prospects.
  --Issuers the Adviser believes are in the growth stage of development and have reasonable prospects for improved operating results and credit ratings. --Issuers that have undergone leveraged buyouts or recapitalizations.
 -- The Fund's total investment in convertible securities, in convertible and non-convertible preferred stocks, and debt securities of companies headquartered or located in emerging market countries will not exceed 20% of its total assets.
 -- The Fund invests in debt securities payable primarily in U.S. dollars, but may invest up to 10% of its total assets in debt securities payable in foreign currencies. The Fund may hedge this currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity and there is no limit on the Fund's maximum average portfolio maturity.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Below investment grade debt securities are speculative and involve a greater risk of default and price changes due to changes in the issuer's creditworthiness. The market prices of these debt securities fluctuate more than investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.

PAST FUND PERFORMANCE:

    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance to the Merrill Lynch High Yield Index.

    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



                           YEAR BY YEAR TOTAL RETURNS

                           --------------------------

1998                            6.35
1999                            3.17


     During the two year period, the Fund's best quarter was 1stQ 1998 (3.81%), and the worst quarter was 3rdQ 1998 (-1.73%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                  1 Year    Life of Fund
                                  ------    ------------
High Income Fund                  3.17%         4.48%
Merrill Lynch High Yield Index    1.57%         2.62%

Prospectus                                                                    11

--------------------------------------------------------------------------------

HIGH INCOME FUND (Continued)

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)*
    Management Fee                                                       0.35 %
    Distribution/Service (12b-1) Fee                                     0.00 %

    Other Expenses                                                       0.20 %


TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.55%



Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $56     $177     $308      $691


--------------------------------------------------------------------------------

BUNKER HILL MONEY MARKET FUND

INVESTMENT OBJECTIVE:
    The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with the preservation of principal and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund purchases only high-quality corporate, bank and government debt securities. The Fund invests only in securities rated in the highest category for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security), or those the Adviser determines to be of comparable quality.
 -- The Fund's average portfolio maturity (on a dollar-weighted basis) will not exceed 90 days.

PRINCIPAL INVESTMENT RISKS:
 -- Although the Fund seeks to preserve the value of your investment at $1 per share, you could lose money by investing in this Fund.
 -- A decline in short-term interest rates would lower the Fund's yield and the return on your investment.
 -- Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST FUND PERFORMANCE:

    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance to the IBC Money Fund Report averages.

    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



                           YEAR BY YEAR TOTAL RETURNS

                          ---------------------------

1998                            5.25
1999                            5.06


     During the two year period, the Fund's best quarter was 4thQ 1999 (1.34%), and the worst quarter was 1stQ 1999 (1.14%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                  1 Year    Life of Fund
                                  ------    ------------
Bunker Hill Money Market Fund     5.06%      5.17%
IBC Money Fund Report             4.55%      4.78%


   -------------------------------------------------------


   Seven-Day Yield as of 2/22/00 is 5.53%. Call 1-800-572-9336 between 8:00 and 5:00 p.m. (Pacific time) for the current yield.

 12                                              Payden & Rygel Investment Group


U.S. FIXED INCOME FUNDS

--------------------------------------------------------------------------------

BUNKER HILL MONEY MARKET FUND (Continued)

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads, and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.15 %
    Distribution/Service (12b-1) Fee                                     0.00 %

    Other Expenses                                                       0.26 %


TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.41%


 Fee Waiver or Expense Reimbursement*                                    0.11 %

NET ANNUAL FUND OPERATING EXPENSES                                        0.30%


*The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.30%. This contract has a one-year term, renewable at the end of each fiscal year.


Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. In each case, it shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $31     $121     $219      $508


TAX EXEMPT FUNDS
--------------------------------------------------------------------------------

SHORT DURATION TAX EXEMPT FUND

INVESTMENT OBJECTIVE:
    The Fund seeks federal tax-free income by investing in debt obligations that are exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests at least 80% of its total assets in "Municipal Securities" -- debt obligations issued by state and local governments, territories, and possessions of the U.S., regional government authorities, and their agencies and instrumentalities, which pay interest income exempt from federal income tax. However, the Fund may invest up to 20% of its total assets in Municipal Securities that are exempt from federal income tax but are subject to the federal alternative minimum tax.
 -- The Fund generally invests in investment grade debt securities -- those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines are of comparable quality. But, it may invest up to 25% of its total assets in debt securities rated below investment grade (BB or B by S&P or Fitch, or Ba or B by Moody's). Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. But under normal market conditions, the Fund's average portfolio maturity (on a dollar-weighted basis) is generally one to four years.

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and issuer scenario analyses, in making investment decisions.


PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any bond owned by the Fund may also fall in response to events affecting the issuer of the bond, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

 -- Below investment grade bonds (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price changes due to changes in the issuer's creditworthiness. The market prices of these bonds fluctuate more than investment grade bonds and may decline significantly in periods of general economic difficulty.

 -- As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in debt securities that are subject to federal income tax.

Prospectus                                                                    13

--------------------------------------------------------------------------------


SHORT DURATION TAX EXEMPT FUND (Continued)


 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Lehman 1-year General Obligation Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1995                          6.88
1996                          2.92
1997                          4.54
1998                          4.12
1999                          2.15


     During the five year period, the Fund's best quarter was 1stQ 1995 (1.94%), and the worst quarter was 2ndQ 1999 (-0.20%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99
                  -------------------------------------------



                                             1 Year   5 Years
                                             ------   -------
Short Duration Tax Exempt Fund               2.15%     4.11%
Lehman 1-year General                        3.01%     4.66%
 Obligation Index


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends. SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.32 %
    Distribution/Service (12b-1) Fee                                     0.00 %
    Other Expenses                                                       0.28 %
TOTAL ANNUAL FUND OPERATING EXPENSES*                                    0.60 %
 Fee Waiver or Expense Reimbursement**                                   0.10 %
NET ANNUAL FUND OPERATING EXPENSES                                       0.50 %

 *The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.60%
**The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.50%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $183     $326      $742

--------------------------------------------------------------------------------

TAX EXEMPT BOND FUND

INVESTMENT OBJECTIVE:
    The Fund seeks federal tax-free income by investing in debt obligations that are exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests at least 80% of its total assets in "Municipal Securities" -- debt obligations issued by state and local governments, territories, and possessions of the U.S., regional government authorities, and their agencies and instrumentalities, which pay interest income exempt from federal income tax. However, the Fund may invest up to 20% of its total assets in Municipal Securities that are exempt from federal income tax but are subject to the federal alternative minimum tax.
 -- The Fund generally invests in investment grade bonds -- those rated within the four highest grades by rating agencies such as Standard & Poor's (at least
BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines are of comparable quality. But, it may invest up to 25% of its total assets in bonds rated below investment grade (BB or B by S&P or Fitch, or Ba or B by Moody's). Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. But, under normal market conditions, the Fund's average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and issuer scenario analyses, in making investment decisions.


PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest

 14                                              Payden & Rygel Investment Group

TAX EXEMPT FUNDS
--------------------------------------------------------------------------------

TAX EXEMPT BOND FUND (Continued)

rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any bond owned by the Fund may also fall in response to events affecting the issuer of the bond, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

 -- The Fund seeks a high total return (income plus capital gains). At times, the Fund may have a lower yield to maximize capital appreciation, and therefore total return.

 -- Below investment grade bonds (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price changes due to changes in the issuer's creditworthiness. The market prices of these bonds fluctuate more than investment grade bonds and may decline significantly in periods of general economic difficulty.
 -- As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in debt securities that are subject to federal income tax.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Lehman Quality Intermediate Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                           --------------------------

1994                        -7.89
1995                        15.89
1996                         2.36
1997                         7.67
1998                         5.09
1999                        -0.95


     During the six year period, the Fund's best quarter was 1stQ 1995 (6.52%), and the worst quarter was 1stQ 1994 (-6.51%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99
                  -------------------------------------------



                          1 Year    5 Years    Life of Fund
                          ------    -------    ------------
Tax Exempt Bond Fund      -0.95%     5.86%        3.46%
Lehman Quality             0.25%     6.24%        4.69%
 Intermediate Index


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.32 %
    Distribution/Service (12b-1) Fee                                     0.00 %
    Other Expenses                                                       0.25 %
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.57 %
 Fee Waiver or Expense Reimbursement*                                    0.07 %
NET ANNUAL FUND OPERATING EXPENSES                                       0.50 %

*The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.50%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $176     $312      $708

Prospectus                                                                    15

--------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE:
    The Fund seeks income that is exempt from federal and California income tax.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests at least 80% of its total assets in "Municipal Securities" -- debt obligations issued by state and local governments, territories, and possessions of the U.S., regional government authorities, and their agencies and instrumentalities, which pay interest income exempt from U.S. federal income tax. However, the Fund may invest up to 20% of its total assets in Municipal Securities that are exempt from federal income tax but are subject to the federal alternative minimum tax.

 -- Under normal market conditions, the Fund invests at least 65% of its total assets in California Municipal Securities (debt obligations issued by the State of California, local governments and other authorities in California, and their agencies and instrumentalities) or other issuers, which pay interest income exempt from California personal income tax.

 -- The Fund generally invests in investment grade debt securities -- those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines are of comparable quality. But, it may invest up to 25% of its total assets in bonds rated below investment grade (BB or B by S&P or Fitch, or Ba or B by Moody's). Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. But, under normal market conditions, the average portfolio maturity (on a dollar-weighted basis) is generally five to ten years.

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and issuer scenario analyses, in making investment decisions.


PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any bond owned by the Fund may also fall in response to events affecting the issuer of the bond, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.

 -- Because the Fund invests primarily in California Municipal Securities, its performance is subject to economic and political developments in the State of California. The Fund may invest more than 25% of its total assets in Municipal Securities of issuers in particular industries, such as hospital revenue bonds, housing agency bonds, tax-exempt industrial development bonds, transportation bonds, or pollution control revenue bonds. Economic, political or other changes may increase the risk of such concentration of investments.

 -- Below investment grade bonds (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price changes due to changes in the issuer's creditworthiness. The market prices of these debt securities fluctuate more than investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- As a temporary defensive measure, the Fund may also invest up to 20% of its total assets in debt securities that are subject to federal income tax.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:

    The two charts below show how the Fund has performed. The information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance to the Lehman California Intermediate Index.


    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



                                  TOTAL RETURN

                          ---------------------------



1999                                                          -1.22


     During the one year period, the Fund's best quarter was 1stQ 1999 (0.85%), and the worst quarter was 2ndQ 1999 (-1.67%).



                     AVERAGE ANNUAL RETURN THROUGH 12/31/99

                  -------------------------------------------


                                                  1 Year
                                                  ------
California Municipal Income Fund                  -1.22%
Lehman California Intermediate Index              -0.37%

 16                                              Payden & Rygel Investment Group


TAX EXEMPT FUNDS


--------------------------------------------------------------------------------



CALIFORNIA MUNICIPAL INCOME FUND (Continued)


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.32 %
    Distribution/Service (12b-1) Fee                                     0.00 %

    Other Expenses                                                       0.45 %


TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.77%


 Fee Waiver or Expense Reimbursement*                                    0.27 %

NET ANNUAL FUND OPERATING EXPENSES                                        0.50%


*The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.50%. This contract has a one-year term, renewable at the end of each fiscal year.



Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $220     $403      $932


U.S. EQUITY FUNDS
--------------------------------------------------------------------------------

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE:
    The Fund seeks growth of capital and some current income.

PRINCIPAL INVESTMENT STRATEGIES:

 -- The Fund is a large cap value fund. Under normal market conditions, the Fund invests approximately 50% of its total assets in common stocks known as the "dogs of the Dow" (the "Dogs Portfolio"), and the balance in one or more broad market equity-based derivative instruments, including Standard & Poor's Depositary Receipts with respect to the S&P 500 Index, DIAMONDS Trust, Series 1 with respect to the Dow Jones Industrial Average and Nasdaq-100 Shares with respect to the Nasdaq-100 Index, and in equity index mutual funds.


 -- During each month, the Fund purchases for the Dogs Portfolio the ten common stocks included in the Dow Jones Industrial Average(1) which had the highest dividend rates (as a percentage of their market prices) as of the end of the preceding month. The Fund normally holds for approximately twelve months all common stocks purchased for the Dogs Portfolio during a month, including common stocks that may no longer be among the "dogs of the Dow" stocks.

 -- Each month, the Adviser rebalances a portion of the Fund's investments. It sells stocks in the Dogs Portfolio which were purchased approximately twelve months earlier and which are no longer among the "dogs of the Dow". It may also sell additional stocks in the Dogs Portfolio and reinvest in other assets (or it may sell a portion of the remaining assets of the Fund and reinvest in "dogs of the Dow" stocks) so that, under normal market conditions after the entire rebalancing process is completed, approximately 50% of the rebalanced Fund assets consists of the Dogs Portfolio (approximately 5% per common stock).

PRINCIPAL INVESTMENT RISKS
 -- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns. By investing in the Fund, therefore, you could lose money.
 -- Although the Fund's return will vary with changes in the stock market, the Fund is not an index fund, and changes in the Fund's net asset value per share will not precisely track changes in the general stock market. For example, to the extent that the Fund invests more heavily in certain market sectors than the Standard & Poor's 500 Stock Index, the Fund may be more volatile than the S&P 500 Index.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

(1) "Dow Jones Industrial Average" is a trademark of Dow Jones & Company, Inc. ("Dow Jones"). Neither the Fund nor the Adviser is affiliated with, nor is the Fund sponsored by, Dow Jones. Dow Jones has not participated in any way in the creation of the Fund or in the selection of the stocks included in the Fund, nor has Dow Jones reviewed or approved any information included in this Prospectus.

Prospectus                                                                    17

--------------------------------------------------------------------------------


GROWTH & INCOME FUND (Continued)


PAST FUND PERFORMANCE:

    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the S&P 500/BARRA Value Index.

    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1997                    26.91
1998                    18.09
1999                    12.34


     During the three year period, the Fund's best quarter was 2ndQ 1997 (14.49%), and the worst quarter was 3rdQ 1998 (-7.28%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                    1 Year   Life of Fund
                                    ------   ------------
Growth & Income Fund                12.34%      20.23%
S&P 500/BARRA Value Index           12.68%      18.86%


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.50 %
    Distribution/Service (12b-1) Fee                                     0.00 %
    Other Expenses                                                       0.25 %
                                                                         ------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.75 %
                                                                         ======

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $77     $241     $418      $933


--------------------------------------------------------------------------------

MARKET RETURN FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a total return in excess of the S&P 500 Index.(2)

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund is a large cap core fund. It divides its assets between a portfolio of debt and other income-producing securities and a portfolio of equity-based derivative instruments, such as stock index futures contracts and equity swap contracts. Because of the manner in which stock index futures contracts are priced, the Fund should outperform the S&P 500 Index, if its debt securities portfolio earns a total return that is better than money market rates plus the expenses of the Fund.
 -- Under normal market conditions, the Fund's debt securities portfolio comprises at least 80% of its total assets. The Fund invests in a wide variety of debt securities, including (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; (3) U.S. and foreign mortgage-backed and asset-backed bonds; (4) dividend-paying convertible stock; and (5) convertible bonds and preferred stock.
 -- The Fund generally invests in investment grade debt securities -- those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those the Adviser determines are of comparable quality. But, it may invest up to 25% of its total assets in debt securities rated below investment grade (BB or B by S&P or Fitch, or Ba or B by Moody's). Further information regarding credit ratings is in Appendix A.
 -- The Fund invests in debt securities payable primarily in U.S. dollars, but may invest up to 25% of its total assets in securities payable in foreign currencies. The Fund may hedge this currency exposure to the U.S. dollar.

 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the maximum average portfolio maturity (on a dollar-weighted basis) of the Fund's debt securities portfolio is five years.


(2) Standard & Poor's Corporation, which is not a sponsor of or in any way affiliated with the Fund, chooses the 500 stocks included in the S&P 500 Index based on market value and industry diversification. These 500 stocks comprise approximately 75% of the total market capitalization within the publicly traded U.S. equity markets.

 18                                              Payden & Rygel Investment Group


U.S. EQUITY FUNDS

--------------------------------------------------------------------------------

MARKET RETURN FUND (Continued)

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical interest rate spread relationships, as well as economic and company scenario analyses, in making investment decisions.

PRINCIPAL INVESTMENT RISKS
 -- The Fund is affected by price movements in both the equity and bond markets. If the market value of the debt securities portfolio declines as a result of fluctuations in interest rates, the value of the Fund could fall even when the equity market is rising. In addition, both the bond and equity markets could fall, causing the value of the Fund to decline by more than the decline in the equity markets. By investing in the Fund, therefore, you could lose money.
 -- By investing in equity-based derivative instruments such as stock index futures, the Fund exposes you to market risks. In addition, unlike most equity funds, in which much of your return typically comes from long-term capital gains, most of the return that you earn from the Fund will be income taxable at ordinary income tax rates.
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings.
 -- Below investment grade bonds (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price changes due to changes in the issuer's creditworthiness. The market prices of these debt securities fluctuate more than investment grade debt securities and may decline significantly in periods of general economic difficulty.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, fluctuations in foreign currency exchange rates may adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Standard & Poor's 500 Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1996                          17.35
1997                          33.30
1998                          26.49
1999                          18.05


     During the four year period, the Fund's best quarter was 4thQ 1998 (21.02%), and the worst quarter was 3rdQ 1998 (-10.62%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  --------------------------------------------


                                    1 Year    Life of Fund
                                    ------    ------------
Market Return Fund                  18.05%       23.61%
Standard & Poor's 500 Index         21.04%       26.37%


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.28 %
    Distribution/Service (12b-1) Fee                                     0.00 %

    Other Expenses                                                       0.25 %
                                                                         ------


TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.53 %


 Fee Waiver or Expense Reimbursement*                                    0.08 %
                                                                         ------

NET ANNUAL FUND OPERATING EXPENSES                                       0.45 %
                                                                         ======

 *The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.45%. This contract has a one-year term, renewable at the end of each fiscal year.

Prospectus                                                                    19

--------------------------------------------------------------------------------


MARKET RETURN FUND (Continued)


Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $46     $162     $289      $658


--------------------------------------------------------------------------------


U.S. GROWTH LEADERS FUND



INVESTMENT OBJECTIVE:


    The Fund seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES:


 -- The Fund invests primarily in common stocks of publicly traded U.S. growth companies that are financially strong, well-established, and world leaders in their industries. The Fund will be limited to investing in the largest 1,000 companies ranked by market capitalization (total market price of outstanding equity securities).


 -- The Fund invests principally in securities of U.S. companies, but may invest up to 15% of its total assets in securities of foreign companies.


 -- The Fund invests from time to time in Standard & Poor's Depositary Receipts, or similar broad market equity-based derivative instruments, in order to invest smaller amounts of cash generally related to miscellaneous daily cash flows.


 -- The Adviser selects securities based on the following criteria. The weight it gives to a particular factor depends on the circumstances at the time of purchase, and some portfolio holdings may not meet all of the criteria:


     -- The Fund invests in companies which have a dominant market share, or are in specialized market niches.


     -- The Fund invests in companies with strong earnings and cash flows to finance future growth.


     -- The Fund invests in companies that have a global presence, that enjoy the benefits of size and scale, and that serve underpenetrated and rapidly growing markets.


 -- The Adviser believes that companies with these characteristics should have relatively low business risk and relatively high ability to sustain earnings growth.



PRINCIPAL INVESTMENT RISKS:


 -- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns. By investing in the Fund, therefore, you could lose money.


 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.


 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.



PAST FUND PERFORMANCE:


    The Fund began operation on June 17, 1999.



FEES AND EXPENSES:


    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.



SHAREHOLDER FEES


    (fees paid directly from your investment)                            0.00 %


ANNUAL FUND OPERATING EXPENSES


    (expenses deducted from Fund assets)


    Management Fee                                                       0.60 %


    Distribution/Service (12b-1) Fee                                     0.00 %


    Other Expenses*                                                      0.40 %
                                                                         -----


TOTAL ANNUAL FUND OPERATING EXPENSES**                                   1.00 %


    Fee Waiver or Expense Reimbursement***                               0.20 %
                                                                         -----


NET ANNUAL FUND OPERATING EXPENSES                                        0.80%
                                                                         =====



 *Other Expenses are based on estimated amounts for the current fiscal year.



 **The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.00%.



***The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.80%. This contract has a one-year term, renewable at the end of each fiscal year.

 20                                              Payden & Rygel Investment Group

U.S. EQUITY FUNDS
--------------------------------------------------------------------------------

U.S. GROWTH LEADERS FUND (Continued)


Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $82     $300     $535     $1,211


--------------------------------------------------------------------------------


SMALL CAP LEADERS FUND



INVESTMENT OBJECTIVE:


    The Fund seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES:


 -- The Fund invests primarily in common stocks of small-capitalization companies -- companies with a market capitalization (total market price of outstanding equity securities) that is less than that of the 1,000 largest, publicly traded U.S. companies. These companies tend to be unseasoned and pay little or no dividend income, but are considered by the Fund's Adviser to have superior growth potential.


 -- The Fund invests principally in securities of U.S. companies, but may invest up to 20% of its total assets in securities of foreign companies.


 -- The Adviser selects securities of companies that it believes have superior growth potential. These companies generally exhibit one or more of the following characteristics:


     -- They are companies which have an established product, a strong market position and a proven record of consistent growth.


     -- They are companies which offer a unique product or technology which has significant potential to expand its reach or use in the market.


     -- They are companies which the Adviser believes are undervalued in the market and likely to growth above market expectations in the next few years, despite an inconsistent or poor growth history.



PRINCIPAL INVESTMENT RISKS:


 -- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns. By investing in the Fund, therefore, you could lose money.


 -- Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than large-cap mutual funds.


 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.


 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.



PAST FUND PERFORMANCE:


    The Fund opened on December 20, 1999.



FEES AND EXPENSES:


    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.



SHAREHOLDER FEES


    (fees paid directly from your investment)                            0.00 %


ANNUAL FUND OPERATING EXPENSES


    (expenses deducted from Fund assets)


    Management Fee                                                       0.60 %


    Distribution/Service (12b-1) Fee                                     0.00 %


    Other Expenses*                                                      0.40 %
                                                                         -----


TOTAL ANNUAL FUND OPERATING EXPENSES**                                   1.00 %


    Fee Waiver or Expense Reimbursement***                               0.20 %
                                                                         -----


NET ANNUAL FUND OPERATING EXPENSES                                        0.80%
                                                                         =====



 *Other Expenses are based on estimated amounts for the current fiscal year.



**The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.00%.



***The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.80%. This contract has a one-year term, renewable at the end of each fiscal year.

Prospectus                                                                    21

--------------------------------------------------------------------------------

SMALL CAP LEADERS FUND (Continued)


Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3 year period. The example is for comparison only. Your actual expenses and returns will be different.


1 Year  3 Years
------  -------
 $82     $300

GLOBAL BOND FUNDS
--------------------------------------------------------------------------------

GLOBAL SHORT BOND FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of investment grade debt securities. Investment grade debt securities are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least
Baa) or Fitch (at least BBB), or the Adviser determines to be of comparable quality. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; and
(3) U.S. and foreign mortgage-backed and asset-backed bonds.
 -- Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
 -- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this currency exposure to the U.S. dollar.

 -- The Fund invests in debt securities of any maturity. Under normal market conditions, the Fund's maximum average portfolio maturity (on a dollar-weighted basis) is three years.

 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, fluctuations in foreign currency exchange rates may adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

 22                                              Payden & Rygel Investment Group

GLOBAL BOND FUNDS
--------------------------------------------------------------------------------

GLOBAL SHORT BOND FUND (Continued)

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 1-3 year Treasury Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


      YEAR BY YEAR TOTAL RETURNS
      --------------------------

     1997                   6.59%
     1998                   7.83%
     1999                   2.27%


     During the three year period, the Fund's best quarter was 3rdQ 1998 (2.75%), and the worst quarter was 1stQ 1997 (0.79%).


                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99
                  -------------------------------------------


                                     1 Year    Life of Fund
                                     ------    ------------
Global Short Bond Fund                2.27%        5.88%
Merrill Lynch 1-3 year                3.06%        5.56%
 Treasury Index


FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.30 %
    Distribution/Service (12b-1) Fee                                     0.00 %
    Other Expenses                                                       0.21 %
                                                                         ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.51 %
 Fee Waiver or Expense Reimbursement*                                    0.01 %
                                                                         ----
NET ANNUAL FUND OPERATING EXPENSES                                       0.50 %
                                                                         ====
*The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.50%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $51     $163     $285      $641

--------------------------------------------------------------------------------

GLOBAL FIXED INCOME FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund invests in a wide variety of investment grade debt securities. Investment grade debt securities are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least
Baa) or Fitch (at least BBB), or the Adviser determines to be of comparable quality. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; and
(3) U.S. and foreign mortgage-backed and asset-backed bonds.
 -- Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of issuers organized or headquartered in at least three countries, one of which may be the United States.
 -- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this currency exposure to the U.S. dollar.
 -- The Fund invests in bonds of any maturity, and there is no limit on the Fund's maximum average portfolio maturity. Under normal circumstances, its average portfolio maturity (on dollar-weighted basis) will not exceed ten years.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.

Prospectus                                                                    23

--------------------------------------------------------------------------------

GLOBAL FIXED INCOME FUND (Continued)

PRINCIPAL INVESTMENT RISKS:
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings. By investing in the Fund, therefore, you could lose money.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, fluctuations in foreign currency exchange rates may adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts on the next page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the JP Morgan Global Bond Index-Hedged and the Lehman U.S. Treasury Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1993                                                          13.15
1994                                                          -3.01
1995                                                          17.97
1996                                                           5.75
1997                                                           9.09
1998                                                          11.66
1999                                                          -0.53


     During the seven year period, the Fund's best quarter was 1stQ 1995 (6.45%), and the worst quarter was 1stQ 1994 (-4.50%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                  1 Year   5 Years   Life of Fund
                                  ------   -------   ------------
Global Fixed Income Fund          -0.53%    8.61%        7.26%
JP Morgan Global Bond Index-
 Hedged                            0.72%    9.75%        8.00%
Lehman U.S. Treasury Index        -2.56%    7.38%        6.23%


    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00%
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.30%
    Distribution/Service (12b-1) Fee                                     0.00%
    Other Expenses                                                       0.19%
                                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.49%
                                                                         =====

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Your actual expenses and returns will be different.

1 Year  3 Years  5 Years  10 Years
 $50     $158     $275      $617

 24                                              Payden & Rygel Investment Group

GLOBAL BOND FUNDS
--------------------------------------------------------------------------------

EMERGING MARKETS BOND FUND

INVESTMENT OBJECTIVE:
    The Fund seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES:
 -- Under normal market conditions, the Fund invests at least 75% of its total assets in debt securities issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and corporations organized or headquartered in emerging market countries. The Fund may invest up to 25% of its total assets in other debt securities, including those of issuers located in countries with developed fixed income markets.

 -- An "emerging markets country" is any country which the World Bank (the International Bank for Reconstruction and Development), the International Finance Corporation or the United Nations defines as having an emerging or developing economy. The Fund currently concentrates its investments in Latin America, Asia and the developing securities markets of Europe.


 -- The Fund invests substantially all of its assets in debt securities of countries whose sovereign rating is below investment grade -- BB or B (Standard & Poor's), Ba or B (Moody's), or BB or B (Fitch), or those the Adviser determines to be of comparable quality. Further information regarding credit ratings is in Appendix A.


 -- The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this currency exposure to the U.S. dollar.

 -- The Fund invests in debt securities of any maturity, and there is no limit on the Fund's maximum average portfolio maturity.
 -- The Fund invests in debt securities that the Adviser believes offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Adviser reviews both historical spread relationships, as well as economic and company scenario analyses, in making investment decisions.

PRINCIPAL INVESTMENT RISKS:

 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested. By investing in the Fund, therefore, you could lose money.

 -- Below investment grade bonds (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price changes due to changes in the issuer's creditworthiness. The market prices of these debt securities fluctuate more than investment grade debt securities and may decline significantly in periods of general economic difficulty.

 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings.

 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:

    The two charts below show how the Fund has performed. The information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance to the JP Morgan Emerging Markets Global Index Constrained.


    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



                                  TOTAL RETURN

                          ---------------------------

1999                                23.57


     During the one year period, the Fund's best quarter was 4thQ 1999 (11.63%), and the worst quarter was 3rdQ 1999 (0.77%).



                     AVERAGE ANNUAL RETURN THROUGH 12/31/99

                  -------------------------------------------


                                                   1 Year
                                                   ------
Emerging Markets Bond Fund                         23.57%
JPMorgan Emerging Markets                          19.56%
 Global Index Constrained

Prospectus                                                                    25

--------------------------------------------------------------------------------

EMERGING MARKETS BOND FUND (Continued)

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00%
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.45%
    Distribution/Service (12b-1) Fee                                     0.00%

    Other Expenses                                                       0.80%
                                                                         ----


TOTAL ANNUAL FUND OPERATING EXPENSES*                                    1.25%


 Fee Waiver or Expense Reimbursement**                                   0.45%
                                                                         ----

NET ANNUAL FUND OPERATING EXPENSES                                       0.80%
                                                                         ====

*The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.25%.


**The Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.80%. This contract has a one-year term, renewable at the end of each fiscal year.



Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $82     $354     $646     $1,478


GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------

GLOBAL BALANCED FUND

INVESTMENT OBJECTIVE:
    The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:
 -- The Fund allocates its assets between a common stock portfolio and a debt securities portfolio. Four key decisions drive the management of this Fund.
    -- First, the allocation decision between debt securities and common stocks involves a combination of country level fundamental analysis and country level quantitative analysis. The Sub-adviser examines the ratio of the bond yield to the equity earnings yield (E/P ratio) for each major country in the world equity market. The analysis incorporates the inflation-adjusted bond yield and market aggregate price/cash flow ratios and is designed to evaluate the relative global valuations of stocks versus bonds. It also incorporates country growth prospects, interest rate and inflation forecasts, and political climate.
    -- Second, the allocation decision between the U.S. and foreign countries is a similar combination of country level fundamental analysis and country level quantitative analysis. The Sub-adviser follows the same process described above to compare U.S. stocks and foreign stocks.
    -- Third, the allocation decision between Japan and other foreign countries focuses on country level fundamental analysis in which macroeconomic analysis dominates the decision process.
    -- Fourth, the decision about currency exposure is based on a combination of fundamental economic analysis, incorporating central bank studies, and technical analysis.
 -- The Fund invests its equity portfolio in companies organized or headquartered in the United States and foreign countries. The Fund invests at least 65% of the equity portfolio in issuers organized or headquartered in three or more foreign countries.
 -- The Sub-adviser selects individual equity securities based on the following process.
    -- The Sub-adviser uses a proprietary quantitative model to screen and rank all publicly traded common stocks in the specific country, based on such indicators as the company's price earnings ratio, its earnings profile, price to book ratio, price to cash flow ratio, and dividend yield.
    -- The Sub-adviser performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, interviews with company managements and valuation of corporate earnings estimates.
    -- The resulting portfolio structure also depends on top-down decision making regarding the active weights of sectors and countries within the portfolio.

 26                                              Payden & Rygel Investment Group

GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------

GLOBAL BALANCED FUND (Continued)


 -- The Fund also achieves country exposure by investing in equity-based, country-specific derivatives, such as stock index futures.

 -- The Fund invests its debt securities portfolio in a wide variety of investment grade debt securities -- those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least
Baa) or Fitch (at least BBB), or those the Adviser determines to be of comparable quality. These include (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities and commercial paper issued by U.S. and foreign companies; and (3) U.S. and foreign mortgage-backed and asset-backed bonds.
 -- The Fund may invest up to 20% of its total assets in securities of issuers organized or headquartered in emerging market countries.
 -- The Fund invests in securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this currency exposure to the U.S. dollar.
 -- The Fund invests in debt securities of any maturity, and there is no limit on the maximum average portfolio maturity for the debt securities allocation.

PRINCIPAL INVESTMENT RISKS:
 -- The Fund is affected by price movements in both the equity and bond markets. When the allocation strategy results in a primary emphasis on common stocks, the Fund's volatility will be more like a common stock portfolio than a balanced portfolio. However, under normal circumstances, the Fund's volatility should be less than a common stock portfolio.
 -- The Fund's investment results depend not only on the selection of specific portfolio securities, but also on the Adviser's ability to anticipate correctly the relative performance and risk of stocks and debt securities. The Fund's investment results would underperform other global balanced funds, for example, if only a small portion of the Fund's assets were allocated to stocks during a significant stock market advance, or if a major portion of its assets were allocated to stocks during a market decline. Similarly, the Fund's performance could deteriorate if the Fund were substantially invested in bonds at a time when interest rates increased. By investing in the Fund, therefore, you could lose money.
 -- By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with a stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns.
 -- As with most bond funds, the value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the securities the Fund owns generally decline. When interest rates fall, the securities' prices usually increase. Generally, the longer the Fund's average portfolio maturity, the greater the fluctuation. The value of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments, or its credit ratings.
 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign debt securities in which the Fund has invested.
 -- The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:
    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to both the MSCI World Equity Index and the JP Morgan Global Bond Index.
    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

                           YEAR BY YEAR TOTAL RETURNS
                          ---------------------------

1997                                12.52
1998                                14.18
1999                                15.96


     During the three year period, the Fund's best quarter was 4thQ 1999 (12.35%), and the worst quarter was 3rdQ 1998 (-6.93%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                    1 Year    Life of Fund
                                    ------    ------------
Global Balanced Fund                15.96%       14.03%
JP Morgan Global Bond Index         -5.14%        3.52%
MSCI World Equity Index             25.34%       22.05%

Prospectus                                                                    27

--------------------------------------------------------------------------------

GLOBAL BALANCED FUND (Continued)

FEES AND EXPENSES:
    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00 %
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.50 %
    Distribution/Service (12b-1) Fee                                     0.00 %
    Other Expenses                                                       0.35 %
TOTAL ANNUAL FUND OPERATING EXPENSES*                                     0.85%
 Fee Waiver or Expense Reimbursement**                                   0.15 %
NET ANNUAL FUND OPERATING EXPENSES                                        0.70%

 *The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.85%.
**The Adviser has agreed to reduce its fees or absorb expenses to limit Net
  Annual Fund Operating Expenses (excluding interest and taxes) to 0.70%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $72     $257     $458     $1,038

--------------------------------------------------------------------------------

EUROPEAN GROWTH & INCOME FUND

INVESTMENT OBJECTIVE:
    The Fund seeks capital appreciation and some current income.

PRINCIPAL INVESTMENT STRATEGIES:

 -- Under normal market conditions, the Fund invests primarily in common stocks of mid-capitalization and large capitalization issuers organized or headquartered in countries of the European Union with developed capital markets.


 -- The investments will be selected in such a way that companies of growth sectors will be the main focus of the investment portfolio. These sectors include, but are not limited to, biotechnology, pharmaceuticals, information technology and communication technology.


 --  The Sub-adviser selects securities based on the following process:


  -- The Sub-adviser uses a proprietary quantitative model to screen and rank all publicly traded common stocks of countries of the European Union, based on such indicators as the company's cash flow, earnings trend, earnings revisions, ratio of price to earnings, and ratio of price to growth rate.


  -- The Sub-adviser performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, interviews with company management and valuation of corporate earnings estimates.


PRINCIPAL INVESTMENT RISKS:
 -- By investing in stocks, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns. By investing in the Fund, therefore, you could lose money.

 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

 28                                              Payden & Rygel Investment Group

GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------

EUROPEAN GROWTH & INCOME FUND (Continued)


PAST FUND PERFORMANCE:

    The two charts below show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance to the Dow Jones Europe STOXX Index. (You should note that during this time period the Fund utilized a more mechanistic investment strategy in which it invested on a monthly basis in the common stocks of approximately 60 issuers which had the lowest "peg ratios" (ratio of the company's current price/ earnings ratio as compared to the latest published long-term earnings per share growth forecast for the company) of issuers with the largest market capitalizations in Europe. The Sub-adviser then followed a monthly rebalancing process.)



    Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



                           YEAR BY YEAR TOTAL RETURNS

                           --------------------------

1998                                15.65%
1999                                10.54%


     During the two year period, the Fund's best quarter was 1stQ 1998 (17.51%), and the worst quarter was 3rdQ 1998 (-15.29%).



                    AVERAGE ANNUAL RETURNS THROUGH 12/31/99

                  -------------------------------------------


                                     1 Year       Life of Fund
                                     ------       ------------
European Growth & Income Fund        10.54%          12.48%
Dow Jones Europe STOXX Index         18.20%          23.45%



FEES AND EXPENSES:

    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.


SHAREHOLDER FEES
    (fees paid directly from your investment)                            0.00%
ANNUAL FUND OPERATING EXPENSES
    (expenses deducted from Fund assets)
    Management Fee                                                       0.50%
    Distribution/Service (12b-1) Fee                                     0.00%
    Other Expenses                                                       0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES*                                    0.90%

*The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 0.90%.


Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Your actual expenses and returns will be different.


1 Year     3 Years     5 Years     10 Years
------     -------     -------     --------
 $92        $288        $500        $1,112

--------------------------------------------------------------------------------


EUROPEAN AGGRESSIVE GROWTH FUND



INVESTMENT OBJECTIVE:


    The Fund seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES:


 -- Under normal market conditions, the Fund invests primarily in the common stocks of 40-70 issuers organized or headquartered in European countries, including emerging market countries in Europe. These companies are primarily small-capitalization and mid-capitalization companies with a market capitalization (total price of outstanding equity securities) that is less than the 500 largest publicly traded companies in Europe.


 --  The Sub-adviser selects securities based on the following process.


  -- The Sub-adviser uses a proprietary quantitative model to screen and rank all publicly traded small and mid-cap European common stocks, based on such indicators as the company's cash flow, earnings trend, earnings revisions, ratio of price to earnings, and ratio of price to growth rate.


  -- The Sub-adviser performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, interviews with company management and valuation of corporate earnings estimates.

Prospectus                                                                    29

--------------------------------------------------------------------------------

EUROPEAN AGGRESSIVE GROWTH FUND (Continued)

PRINCIPAL INVESTMENT RISKS:
 -- By investing in stocks, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns. By investing in the Fund, therefore, you could lose money.

 -- Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.


 -- Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than larger-cap mutual funds.



PAST FUND PERFORMANCE:


    The Fund began operation on June 17, 1999.



FEES AND EXPENSES:


    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.



SHAREHOLDER FEES


    (fees paid directly from your investment)                            0.00 %


ANNUAL FUND OPERATING EXPENSES


    (expenses deducted from Fund assets)


    Management Fee                                                       0.80 %


    Distribution/Service (12b-1) Fee                                     0.00 %


    Other Expenses*                                                      0.25 %


TOTAL ANNUAL FUND OPERATING EXPENSES**                                    1.05%



 *Other Expenses are based on estimated amounts for the current fiscal year.



 **The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.05%.



Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Total Annual Fund Operating Expenses. The example is for comparison only. Your actual expenses and returns will be different.



1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $108    $336     $582     $1,288

 30                                              Payden & Rygel Investment Group

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------


MORTGAGE-BACKED SECURITIES. Each Fund, except the Tax Exempt Funds and the Growth & Income, Small Cap Leaders, U.S. Growth Leaders, European Aggressive Growth Fund and European Growth & Income Funds, may invest in obligations issued to provide financing for U.S. residential housing and commercial mortgages. Each Fund, except the Tax Exempt Funds and the U.S. Government, Growth & Income, Small Cap Leaders Stock, U.S. Growth Leaders and European Growth & Income Funds, may invest in foreign mortgage-related securities. Payments made on the underlying mortgages and passed through to a Fund represent both regularly scheduled principal and interest payments, as well as prepayments of principal. Mortgage-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if guarantors or insurers default.



ASSET-BACKED RECEIVABLES. Each Fund, except the Tax Exempt Funds and the U.S. Government, Growth & Income, Small Cap Leaders, U.S. Growth Leaders, European Aggressive Growth Fund and European Growth & Income Funds, may invest in U.S. and foreign asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of loans such as motor vehicle retail installment sales contracts or credit card receivables. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. Although generally rated investment grade, the securities could become illiquid or experience losses if guarantors or insurers default.



REGISTERED INVESTMENT COMPANIES. The Market Return Fund may invest in shares of equity index mutual funds, and the Growth & Income Fund may invest up to 50% of its total assets in a combination of broad market equity-based derivative instruments, including Standard and Poor's Depositary Receipts (SPDRs), DIAMONDS Trust, Series 1 (Diamonds) and Nasdaq-100 Shares (QQQs), and equity index mutual funds. The U.S. Growth Leaders Fund may also invest in one or more broad market equity-based derivatives, such as SPDRs, Diamonds or QQQs. However, under the Investment Company Act of 1940, the Group and its affiliated persons may not hold in the aggregate more than 3% of the outstanding SPDRs, Diamonds or QQQs, or the shares of any such equity index mutual fund.


    SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index; changes in the prices of SPDRs track the movement of the Index relatively closely. Diamonds are shares of a publicly traded unit investment trust which owns the stocks included in the Dow Jones Industrial Average; changes in the prices of Diamonds track the movement of the DJIA relatively closely. QQQs are shares of a publicly traded unit investment trust which owns the stocks included in the Nasdaq-100 Index; changes in the prices of QQQs track the movement of the Index relatively closely. SPDRs, Diamonds, and QQQs are each subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to the risks of trading halts due to market conditions or other reasons.


    Equity index mutual funds own the stocks included in indices such as the S&P 500 Index, and are intended to closely track the relevant Index. Although such index mutual funds generally have substantial assets and low operating expenses, investment in such a fund by a Fund will involve a duplication of expenses, as it will require payment by the Fund of its pro rata share of advisory and administrative fees charged by the index mutual fund.


BELOW INVESTMENT GRADE DEBT OBLIGATIONS. Each Tax Exempt Fund and each of the Total Return, High Income, Market Return and Emerging Markets Bond Funds may invest in below investment grade debt obligations. Investment grade debt securities are those rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or those determined by the Adviser to be of comparable quality. Lower quality debt securities are more speculative, less liquid and involve a greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities fluctuate more than those of investment grade securities and may decline significantly in periods of general economic difficulty. If the rating of a debt security falls below BB or B by S&P or Fitch, or Ba or B by Moody's, then the Total Return, Short Duration Tax Exempt, Tax Exempt Bond, California Municipal Income and Market Return Funds will discontinue making investments in securities of that issuer and will liquidate any current holdings as soon as the Adviser determines it is in the best interest of the Fund to do so. Further information regarding investment ratings is in Appendix A.


FOREIGN INVESTMENTS. Each Fund, except the Tax Exempt Funds and the U.S. Government, GNMA and Growth & Income Funds, may invest in securities of foreign issuers. Investing in securities of foreign issuers involves

Prospectus                                                                    31

--------------------------------------------------------------------------------

certain risks and considerations not typically associated with investing in U.S. securities. These may include less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to uniform accounting, auditing and financial reporting standards, practices and requirements. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, settling transactions in foreign securities may take longer than domestic securities. Obtaining and enforcing judgments against foreign entities may be more difficult.
    Changes in foreign exchange rates may adversely affect the value of a Fund's securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.


FOREIGN CURRENCY TRANSACTIONS. Each Global Bond Fund, each Global Equity Fund and each U.S. Equity Fund, and each of the Total Return and High Income Funds normally conduct their foreign currency exchange transactions either on a spot
(cash) basis at the spot rate prevailing in the foreign currencies, or on a forward basis (contracts to purchase or sell a specified currency at a specified future date and price). None of these Funds will generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.



EMERGING MARKETS. Each of the Total Return, High Income, Emerging Markets Bond and Global Balanced Funds may invest in securities of issuers organized or headquartered in emerging market countries. Foreign Investment risks are generally greater for securities of companies organized or headquartered in emerging market countries. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.


OPTIONS AND FUTURES CONTRACTS. Each Fund, except the Bunker Hill Money Market Fund, may trade in futures and put and call options. Such options and futures contracts are derivative instruments which may be traded on U.S. or foreign exchanges or with broker/dealers which maintain markets for such investments. Each Fund may also employ combinations of put and call options, including without limitation, straddles, spreads, collars, and strangles. The Funds generally use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitively the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, stock and currency markets and not for speculation. However, each of the Funds may also enter into options and futures transactions to enhance potential gain in circumstances where hedging is not involved.
    Securities options, futures contracts and options on futures contracts involve a variety of risks, including the inability to close out a position because of the lack of a liquid market and, in the case of futures transactions, lack of correlation between price movements in the hedging vehicle and the portfolio assets being hedged. Options and futures can be highly volatile and could reduce a Fund's total return, and a Fund's attempt to use those instruments for hedging may not succeed. The aggregate market value of a Fund's portfolio securities and foreign currencies covering put options on securities and currencies written by the Fund will not exceed 50% of its net assets.
    The following chart summarizes the types of futures and options transactions in which the Funds may engage:

TYPES OF CONTRACTS


                                            Other
                        Interest   Stock   Security
                          Rate     Index   Indices    Currency   Securities
                        --------   -----   --------   --------   ----------
U.S. Fixed Income        Yes        No      Yes        No         Yes
  Funds
  (except Bunker Hill,
  Total Return and
  High Income Funds)
Total Return and High    Yes       Yes      Yes        Yes        Yes
  Income Funds
Bunker Hill Fund         No         No      No         No          No
Tax Exempt Funds         Yes        No      Yes        No         Yes
U.S. Equity Funds        No        Yes      Yes        No         Yes
  (except Market
  Return Fund)
Market Return Fund       Yes       Yes      Yes        Yes        Yes
Global Bond Funds        Yes        No      Yes        Yes        Yes
Global Balanced Fund     Yes       Yes      Yes        Yes        Yes
European Growth &        No        Yes      Yes        Yes        Yes
  Income and European
  Aggressive Growth
  Funds

 32                                              Payden & Rygel Investment Group

--------------------------------------------------------------------------------


SWAPS. Each Fund, except the Growth & Income and Bunker Hill Money Market Funds, may enter into interest rate, index or currency swap transactions and purchase and sell caps and floors. A swap is a derivative instrument which involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). A cap or floor is a derivative instrument which entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate or reference index exceeds or falls below a predetermined level.

    A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Group's Custodian. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

    The use of swaps, caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser's forecast of market values, interest rates, indices, currency rates of exchange and other applicable factors is incorrect, the investment performance of a Fund will diminish compared with the performance that could have been achieved if these investment techniques were not used. Moreover, even if the Adviser's forecasts are correct, a Fund's swap position may correlate imperfectly with an asset or liability being hedged. In addition, if the other party to the transaction defaults, a Fund might incur a loss.


TEMPORARY DEFENSIVE MEASURES. During times when the Adviser believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds. This may help a Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, a Fund may not achieve its investment objective.


PORTFOLIO TURNOVER. The Funds' Adviser and Sub-adviser will sell a security when appropriate, regardless of how long a Fund has held that security. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, that adversely affect a Fund's performance. No Fund can accurately predict its future annual portfolio turnover rate. It could vary substantially, particularly with a new Fund. However, over time the turnover rate generally should not exceed (a) 100% for each Tax Exempt Fund, each U.S. Equity Fund, each Global Equity Fund, and each of the High Income and Limited Maturity Funds, and (b) 200% for each Global Bond Fund and each of the Short Bond, U.S. Government, GNMA, Investment Quality Bond and Total Return Funds.

    To the extent that short-term trading results in the realization of short-term capital gains, you will be taxed on such gains at ordinary income tax rates.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

    Payden & Rygel, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser to the Funds. The Adviser is an investment counseling firm founded in 1983, and currently has over $28 billion of assets under management.


    Several teams, each responsible for a group of Funds, are responsible for the day-to-day management of the Funds within the broad investment parameters established by the Adviser's Investment Policy Committee. The Investment Policy Committee, comprised of John Isaacson, Brian Matthews, Christopher Orndorff, James Sarni and Scott Weiner supervises these teams.


    John Isaacson is a Managing Principal of Payden & Rygel. He joined the Company in 1988 and has 27 years of experience in the investment business. Brian Matthews is a Managing Principal who joined the Company in 1986 and has 16 years of experience in the investment business. Christopher Orndorff is a Managing Principal of the Company; he joined Payden & Rygel in 1990 and has 15 years of experience in the investment business. Jim Sarni is a Managing Principal who joined the Company in 1990 and has 15 years of experience in the investment business. Scott Weiner is a Managing Principal of the Company; he joined Payden & Rygel in 1993 and has 14 years of experience in the investment business. Together, they are responsible for defining the broad investment parameters of the Funds, including the types of strategies to be employed and the range of securities acceptable for investment.


    For the fiscal year ended October 31, 1999, the Adviser earned a fee from each Fund as follows: Limited Maturity, 0.16%; Short Bond Fund, 0.18%; U.S. Government Fund,

Prospectus                                                                    33

--------------------------------------------------------------------------------


0.18%; GNMA Fund, 0.00%; Investment Quality Bond Fund, 0.28%; Total Return Fund, 0.28%; High Income Fund, 0.35%; Bunker Hill Money Market Fund, 0.03%; Short Duration Tax Exempt Fund, 0.00%; Tax Exempt Bond Fund, 0.25%; California Municipal Income Fund, 0.05%; Growth & Income Fund, 0.50%; Market Return Fund, 0.20%; U.S. Growth Leaders Fund, 0.00%; Global Short Bond Fund, 0.29%; Global Fixed Income Fund, 0.30%; Emerging Markets Bond Fund, 0.00%; Global Balanced Fund, 0.00%; European Growth & Income Fund, 0.44%; and European Aggressive Growth Fund, 0.00%. The Small Cap Leaders Fund was not open during this period.


THE SUB-ADVISER

    Metzler/Payden, LLC ("Metzler/Payden") serves as sub-investment manager for the European Growth & Income, Global Balanced and European Aggressive Growth Funds. The Adviser has delegated to Metzler/Payden the day-to-day investment management responsibilities for these Funds.

    Metzler/Payden, located at 333 South Grand Avenue, Los Angeles, California 90071, is a joint venture between the Adviser and MP&R Ventures, Inc., an affiliate of B. Metzler seel. Sohn & Co. Holding AG ("Metzler") of Frankfurt, Germany, a major German financial institution. Metzler, through its various subsidiaries, is one of the leading investment managers in Germany, managing assets totaling approximately DM11 billion for institutional clients and mutual funds, including European equity and balanced funds.

    Employees of the Adviser and of one or more Metzler subsidiaries serve in equal numbers on Metzler/Payden's Investment Policy Committee. The Investment Policy Committee is comprised of Messrs. Bernard Ebert, Rainer Matthes, Klaus Hagedorn and Nader Purschaker from Metzler, and Messrs. Isaacson, Matthews, Orndorff and Weiner from the Adviser. Mr. Ebert, with 16 years of investment experience, is Head of Equities at Metzler, where he has worked since 1999. Prior to that, he worked at JP Morgan Investment Management. Mr. Matthes, who joined Metzler in 1993, is head of Conceptual Portfolio Management at Metzler and has eight years of investment experience. Mr. Hagedorn, with 30 years of investment experience, has been at Metzler since 1988 and is Head of Investment Strategy. Mr. Purschaker has seven years of investment experience. He is Fixed Income Product Manager at Metzler, which he joined in 1997. Prior to that he worked at Bil Asset Management.

    The Investment Policy Committee is responsible for setting the broad investment parameters or policies applicable to each of the firm's clients. A team of Metzler/ Payden personnel is responsible for the day-to-day management of the Funds within the broad investment parameters established by the Sub-advisor's Investment Policy Committee.

NET ASSET VALUE
--------------------------------------------------------------------------------


    The price of each Fund's shares is its net asset value per share. The net asset value per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the Fund by the number of shares outstanding.

    Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid prices. Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid prices. Securities traded only on the over-the-counter market are valued at the latest bid prices.

    Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market value on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten (10) basis points may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities the prices of which are more readily obtainable and the risk of which is comparable to the securities being valued. The Board of Trustees has determined that debt securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, unless the Adviser determines that such basis does not represent fair value at the time. Swaps, caps and floors are valued on the basis of information provided by the institution with which the Fund entered into the transaction. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

 34                                              Payden & Rygel Investment Group

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


    Each of the following Funds declares and distributes dividends to shareholders as follows: (1) monthly, for the Investment Quality Bond, Total Return, Market Return, Global Short Bond and Global Fixed Income Funds, (2) quarterly, for the European Growth & Income, Global Balanced, High Income, Emerging Markets Bond and Growth & Income Funds, and (3) semi-annually, for the U.S. Growth Leaders, Small Cap Leaders and European Aggressive Growth Funds. The Bunker Hill Money Market Fund accrues dividends daily and declares and distributes them to shareholders monthly.


    Currently, each of the Limited Maturity, Short Bond, U.S. Government, GNMA, Short Duration Tax Exempt, Tax Exempt Bond and California Municipal Income Funds declares and distributes dividends to shareholders monthly. Effective April 1, 2000, each of these seven Funds will accrue dividends daily and declare and distribute them to shareholders monthly.

    The Funds distribute any net realized capital gains from the sale of portfolio securities at least once yearly. Each Fund pays dividend and capital gain distributions in the form of additional shares of the Fund at the net asset value on the ex-dividend date, unless you elect to receive them in cash by completing a request form.
    Substantially all dividends paid by the Short Duration Tax Exempt, Tax Exempt Bond and California Municipal Income Funds will be exempt from federal income taxes; however, a portion of the dividends may be a tax preference item for purposes of the alternative minimum tax. Dividends paid by the other Funds, and distributions paid by all Funds from long-term capital gains, are taxable to you. Any short-term capital gains or taxable interest income, therefore, will be taxable to you as ordinary income. The Funds may incur foreign income taxes in connection with some of their foreign investments, and may credit certain of these taxes to you. Your exchange or sale of any Fund's shares is a taxable event and may result in a capital gain or loss.
    Before purchasing shares of a Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, you will receive some portion of your purchase price back as a taxable dividend or distribution.
    Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in a Fund.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

TAX-SHELTERED RETIREMENT PLANS
    The Funds accept purchases of shares by tax-sheltered retirement plans such as IRAs, rollover IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans. Please call a Fund Representative to receive a retirement package which includes a special application for tax-sheltered accounts. The Group does not provide fiduciary administration or custody for such plans. The Group currently pays the fiduciary administration fees charged by IFTC associated with such plans.

EXCHANGE PRIVILEGE
    Shares of a Fund may be exchanged for any class of shares of any other Fund. The minimum amount for any exchange is $1,000. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes.

    In general, the Fund must receive written exchange instructions signed by all account owners. If you complete the telephone privilege authorization portion of the Account Registration Form, you may make exchanges by calling the Distributor at (213) 625-1900, or (800) 5PAYDEN (800-572-9336). You may also make exchanges via the internet at www.payden.com using the Account Access function under Mutual Funds (user registration required). Finally, you may participate in the Automatic Exchange Program to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. The Group may modify or discontinue this exchange privilege at any time on 60 days notice. The Group also reserves the right to limit the number of exchanges you may make in any year to avoid excessive Fund expenses.


TELEPHONE PRIVILEGE
    You may exchange or redeem shares by telephone if you have elected this option on your Account Registration Form. If you call before 1:00 p.m. (Pacific
Time), the exchange or redemption will be at the net asset value determined that day; if you call after 1:00 p.m. (Pacific Time), the exchange or redemption will be at the net asset value determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Group by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

    By electing the telephone privilege, you may be giving up some security. The Group employs procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The Group reserves the right to refuse a telephone exchange or redemption request if it believes that the person making the request is not properly authorized. Neither the Group nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

Prospectus                                                                    35

CHECKWRITING
    Checkwriting is available for investors of the Limited Maturity, Bunker Hill Money Market and Short Duration Tax Exempt Funds. Each check you write on your Bunker Hill Money Market Fund account must be at least $500. To obtain checks, call a Fund Representative for a signature card and complete and return it to the Fund. To pay the check, the Fund redeems shares from your Fund account at the net asset value per share computed on the day the check is presented to the Fund for payment. You may incur a taxable capital gain or loss on the shares redeemed each time a check is paid. The Group may charge a transaction fee of $2.00 per check to your account, if you have total assets with the Group of less than $25,000. The Fund reserves the right to modify or terminate the checkwriting privilege on 30 days notice.
    The Fund credits checks received to your account on the day received by the Fund. The Group may charge a $20.00 fee on the account if a check is returned because it fails to meet the Fund's checkwriting criteria or if there are insufficient funds in the account.

AUTOMATED INVESTMENT PROGRAMS
    You may use two programs which permit automated investments in the Funds.

ELECTRONIC INVESTMENT PLAN. You elect to make additional investments in any Fund using the Automated Clearing House System ("ACH"), which transfers money directly from your bank account to the Fund for investment. You may not make an initial investment in any Fund through ACH.
    You have two investment options. First, you may elect to make investments on a set schedule either monthly or quarterly. Under this option, your financial institution will deduct an amount you authorize, which will normally be credited to the Fund on the 15th day of the month (or next business day if the 15th is a holiday or weekend day). Your financial institution will typically debit your bank account the prior business day. The minimum initial investment, which may be made by check or wire, is $2,500, with additional investments by ACH of at least $250.

    Under the second option, you may also elect to authorize ACH transfers via telephone request, or via the internet at www.payden.com using the Account Access function under Mutual Funds (user registration required) . Money will be withdrawn from your account only when you authorize it. Under this option, the minimum initial investment is $5,000, with additional investments by ACH of at least $1,000. If the Fund receives your telephone request or internet request before 12:30 p.m. (Pacific Time), the investment will be at the net asset value determined on the next business day. For telephonic requests or internet requests received after 12:30 p.m. (Pacific Time), the investment will be at the net asset value determined on the second business day.

Please note the following guidelines:
 -- Your financial institution must be a member of the Automated Clearing House System.

 -- You must complete and return an Automated Investment Program form along with a voided check or deposit slip, and it must be received by the Fund at least 15 days before the initial transaction.

 -- You must establish an account with the Group before the Electronic Investment Plan goes into effect.
 -- The Electronic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.
 -- You can terminate your participation only in writing, and it will become effective the month following receipt.

AUTOMATIC EXCHANGE PLAN. You may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. You can elect this option by completing an Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the Funds. The automatic transfer is effected on the 15th day of the month (or the next business day if the 15th is a holiday or on a weekend).

SHAREHOLDER INQUIRIES

    For information, call the Group at (213) 625-1900, or (800) 5PAYDEN (800-572-9336), visit our Web site at www.payden.com, or write to Payden & Rygel Investment Group, 333 South Grand Avenue, Los Angeles, CA 90071.

 36                                              Payden & Rygel Investment Group

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


    Each Fund will redeem your shares at the net asset value next determined following receipt of your request in proper form. You can redeem shares by contacting the Distributor in writing, by telephone at (213) 625-1900, or (800) 5PAYDEN (800-572-9336), or via the internet at www.payden.com using the Account Access function under Mutual Funds (user registration required). The Fund does not charge for redemptions. The shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Funds at the time of redemption.


    Send your redemption requests (a) in writing or by telegraph or other wire communications to the Group at 333 South Grand Avenue, Attn.: Fund Distributor, Los Angeles, California 90071, or (b) via the internet at www.payden.com using the Account Access function under Mutual Funds (user registration required), or
(c) by telephone at (213) 625-1900, or (800) 5PAYDEN (800-572-9336), if you have selected this option on your Account Registration Form. Redemption requests for fiduciary accounts (e.g., IRAs) must be in writing only. The Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. If you want the Fund to pay the proceeds of a written request to a person other than the record owner of the shares, or to send the proceeds to an address other than the address of record, your signature on the request must be guaranteed by a commercial bank, a trust company or another eligible guarantor institution. The Group may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper. The redemption price will ordinarily be wired to your bank or mailed to your address of record one business day after we receive the request. The Group may charge a $10.00 fee for any wire transfer, and payment by mail may take up to seven days. During periods of drastic economic or market changes, it may be hard to reach the Group by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.


    The Group has authorized one or more brokers to accept redemption orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when an authorized broker or broker-authorized designee accepts the order. A Customer's redemption order will be priced at the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the redemption order.

    A Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws.

Prospectus                                                                    37

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

    You may purchase shares of the Funds at net asset value without a sales charge. You may open an account by completing an application and mailing it to the appropriate address below under "Initial Investment." You cannot purchase shares until the Group has received a properly completed application. To open a tax-sheltered retirement plan (such as an IRA), you must complete special application forms. Please be sure to ask for an IRA information kit. Your broker may charge transaction fees for the purchase and/or sale of shares.

INITIAL INVESTMENT

BY CHECK
  Complete Application
  Make check payable to the Fund and mail with application to:
       Payden & Rygel Investment Group

       P.O. Box 219318


       Kansas City, MO 64121-9828


BY FEDERAL FUNDS WIRE
  Complete application and mail to:
       Payden & Rygel Investment Group

       P.O. Box 219318


       Kansas City, MO 64121-9828

  Wire Funds as follows when application has been processed:
       The Boston Safe Deposit and Trust Company
       ABA 011001234
       A/C #115762 Mutual Funds #6630
       Credit to (name of Payden & Rygel Fund here)
       For Account of (insert your account name here)


    Please call the Group, at (213) 625-1900, or (800) 5PAYDEN (800-572-9336),
to advise of any purchases by wire.

    Your purchase will be at the net asset value per share next determined after the Distributor receives your order in proper form. It will accept purchase orders only on days on which the Funds and the Custodian are open for business.
    All Funds and the Custodian are "open for business" on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MINIMUM INVESTMENTS
    Except for the Limited Maturity, Short Bond, Total Return and Global Short Bond Funds, the minimum initial and additional investments per Fund for each type of account are as follows:

                        INITIAL     ADDITIONAL
    ACCOUNT TYPE       INVESTMENT   INVESTMENT
    ------------       ----------   ----------
Regular                  $5,000       $1,000
Tax-Sheltered            $2,000       $1,000
Electronic Investment
  Plan:
  Set schedule           $2,500       $  250
  No set schedule        $5,000       $1,000

    For each of the Limited Maturity, Short Bond, Total Return and Global Short Bond Funds, the minimum investment is $100,000.(3) The minimum investment amount may be waived from time to time by the Distributor.

ADDITIONAL INVESTMENTS

    You may make additional investments at any time at net asset value by check, by ACH (by telephone or via the internet at www.payden.com using the Account Access function under Mutual Funds (user registration required)), or by calling the Distributor and wiring federal funds to the Custodian as described above.



PURCHASES THROUGH BROKERS


    The Group has authorized one or more brokers to accept purchase orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Funds. A Fund will be deemed to have received a purchase order when an authorized broker or broker-authorized designee accepts the order. A Customer's purchase order will be priced at the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the purchase order.


OTHER PURCHASE INFORMATION

    The Funds issue full and fractional shares, but do not issue certificates. Some Funds may not be available in all jurisdictions. The Group reserves the right, in its sole discretion, to suspend the offering of shares of any Fund; to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Funds; and to redeem shares if information provided in the client application proves to be incorrect in any material manner.

---------------

(3 )The minimum investment level is waived for current investors whose investment in any one of these four Funds was less than $100,000 on December 30, 1997. However, if such an investor wishes to make an additional investment in the Fund, the additional investment must be enough to meet the $100,000 minimum investment level.

 38                                              Payden & Rygel Investment Group

APPENDIX A: DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

CREDIT RATINGS -- GENERAL SECURITIES
The following summarizes the descriptions for some of the general ratings referred to in the Prospectus and Statement of Additional Information. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC.
The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

BONDS
    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
    Baa: Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

BONDS
    AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

Prospectus                                                                    39

--------------------------------------------------------------------------------

    AA: Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.
    A: Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.
    BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).
    BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).
    B: Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
    CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
    CC: An obligation rated CC is currently highly vulnerable to nonpayment.
    C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
    D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
    The Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
    r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS
    Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

BONDS
    AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
    AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".
    A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
    BBB: Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.
    BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.
    B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of

 40                                              Payden & Rygel Investment Group

--------------------------------------------------------------------------------

safety and the need for reasonable business and economic activity throughout the life of the issue.
    CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
    CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
    C: Bonds are in imminent default in payment of interest or principal.
    DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

THOMPSON BANK WATCH
Thompson Bank Watch ratings are based upon a qualitative and quantitative analysis of all segments of the organization, including holding company and operating subsidiaries.

ISSUER RATINGS
Thompson Bank Watch assigns only one Issuer Rating to each company, based on consolidated financials. While the rating is blended to be equally applicable to all operating entities of the organization, there may, in certain cases, be more liquidity and/or credit risk associated with doing business with one segment of the company as opposed to another (i.e., holding company vs. subsidiary).

Bank Watch Issuer Ratings are not merely an assessment of the likelihood of receiving payment of principal and interest on a timely basis. It is also important to recognize that the ratings incorporate Thompson Bank Watch's opinion of the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

Bank Watch Issuer Ratings are assigned using an intermediate time horizon.

RATING DEFINITIONS
    A: Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and very good access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.
    A/B: Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.
    B: A strong company with a solid financial record and well received by its natural money markets. Some minor weaknesses may exist, but any deviation from the company's historical performance levels should be both limited and short-lived. The likelihood of a problem developing is small, yet slightly greater than for a higher-rated company.
    B/C: Company is clearly viewed as a good credit. While some shortcomings are apparent, they are not serious and/or are quite manageable in the short-term.
    C: Company is inherently a sound credit with no serious deficiencies, but financials reveal at least one fundamental area of concern that prevents a higher rating. Company may recently have experienced a period of difficulty, but those pressures should not be long-term in nature. The company's ability to absorb a surprise, however, is less than that for organizations with better operating records.

CREDIT RATINGS -- MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.
The purpose of Moody's ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. TAX-EXEMPT MUNICIPALS
Moody's ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth in the Prospectus under the "Bonds" section of the Moody's descriptions.
    Advance refunded issues: Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

MUNICIPAL NOTE RATINGS
    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Prospectus                                                                    41

--------------------------------------------------------------------------------

COMMERCIAL PAPER
    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
    Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.
    Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
    Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION
A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors' rights.

MUNICIPAL BOND RATINGS
    AAA -- Prime Grade: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

    General Obligations Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

    Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.
    AA -- High Grade: The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.
    A -- Good Grade: Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

    General Obligation Bonds: There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

    Revenue Bonds: Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

    Rating Refinements: Standard & Poor's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

MUNICIPAL NOTE RATINGS
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as

 42                                              Payden & Rygel Investment Group

--------------------------------------------------------------------------------

compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER
    A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
    A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS
Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

COMMERCIAL PAPER
    F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment. Those issues regarded as having the strongest degree of assurance of repayment are denoted with a plus (+) sign designation.

IBCA, LIMITED
IBCA analyzes credit quality of short term debt (maturities of one year or less).
    A: An issuer of impeccable financial condition, with a consistent record of above average performance.
    B: An issuer with a sound risk profile and without significant problems. The issuer's performance has generally been in line with or better than that of its peers.
    C: An issuer which has an adequate risk profile but possesses one or more troublesome aspects, giving rise to the possibility of risk developing, or which has generally failed to perform in line with its peers.

In addition, ratings of "A/B" and "B/C" may be assigned.

THOMPSON BANK WATCH
Thompson Bank Watch ratings are based upon a qualitative and quantitative analysis of all segments of the organization, including holding company and operating subsidiaries.

ISSUER RATINGS

Thompson Bank Watch assigns only one Issuer Rating to each company, based on consolidated financials. While the rating is blended to be equally applicable to all operating entities of the organization, there may, in certain cases, be more liquidity and/or credit risk associated with doing business with one segment of the company as opposed to another (i.e., holding company vs. subsidiary).

Bank Watch Issuer Ratings are not merely an assessment of the likelihood of receiving payment of principal and interest on a timely basis. It is also important to recognize that the ratings incorporate Thompson Bank Watch's opinion of the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

Bank Watch Issuer Ratings are assigned using an intermediate time horizon.

RATINGS DEFINITIONS
    A: Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and very good access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.
    A/B: Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.
    B: A strong company with a solid financial record and well received by its natural money markets. Some minor weaknesses may exist, but any deviation from the company's historical performance levels should be both limited and short-lived. The likelihood of a problem developing is small, yet slightly greater than for a higher-rated company.
    B/C: Company is clearly viewed as a good credit. While some shortcomings are apparent, they are not serious and/or are quite manageable in the short-term.
    C: Company is inherently a sound credit with no serious deficiencies, but financials reveal at least one fundamental area of concern that prevents a higher rating. Company may recently have experienced a period of difficulty, but those pressures should not be long-term in nature. The company's ability to absorb a surprise, however, is less than that for organizations with better operating records.

Prospectus                                                                    43

APPENDIX B: FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    This financial highlights table will help you understand the financial performance of each of the Funds for the past five years (or if shorter, the period of the Fund's operations) through October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the Group's annual report, which is available on request. The Small Cap Leaders Fund was not open during the period.


--------------------------------------------------------------------------------
PAYDEN & RYGEL LIMITED MATURITY FUND
For a Share Outstanding Throughout the Period


                                 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED           YEAR ENDED
                              OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31,1997   OCTOBER 31, 1996   OCTOBER 31, 1995(a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning
  of period                       $  10.08           $  10.06           $  10.06           $ 10.06              $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment activities:
   Net investment income              0.56               0.56               0.54              0.53                 0.56
   Net realized and
     unrealized gains
     (losses)                        (0.09)              0.02                                                      0.07
------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                    0.47               0.58               0.54              0.53                 0.63
------------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders:
  From net investment income         (0.57)             (0.56)             (0.54)            (0.53)               (0.57)
  In excess of net
    investment income
  From net realized gains
------------------------------------------------------------------------------------------------------------------------------
      Total distributions to
        shareholders                 (0.57)             (0.56)             (0.54)            (0.53)               (0.57)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of
  period                          $   9.98           $  10.08           $  10.06           $ 10.06              $ 10.06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return                          4.71%              5.87%              5.46%             5.41%                6.43%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period
      (000)                         97,820           $117,042           $152,429           $50,771              $18,414
   Ratio of gross expense to
      average net assets              0.50%              0.47%              0.52%             0.62%                0.83%
   Ratio of net expense to
      average net assets              0.38%              0.29%              0.30%             0.30%                0.33%
   Ratio of gross investment
      income to average net
      assets                          5.44%              5.40%              5.30%             5.13%                5.09%
   Ratio of net investment
      income to average net
      assets                          5.56%              5.58%              5.52%             5.45%                5.59%



(a)  The Fund commenced operation on May 1, 1994.

 44                                              Payden & Rygel Investment Group

--------------------------------------------------------------------------------
PAYDEN & RYGEL SHORT BOND FUND
For a Share Outstanding Throughout the Period


                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                 OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1995(b)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of
  period                             $  9.94            $   9.92           $  9.97            $ 10.04              $  9.68
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  activities:
  Net investment income                 0.56                0.63              0.58               0.54                 0.54
  Net realized and unrealized
      gains (losses)                   (0.28)               0.02             (0.05)             (0.06)                0.36
--------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                      0.28                0.65              0.53               0.48                 0.90
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income          (0.56)              (0.63)            (0.58)             (0.54)               (0.54)
   In excess of net investment
     income
   From net realized gains                                                                      (0.01)
--------------------------------------------------------------------------------------------------------------------------------
      Total distributions to
         shareholders                  (0.56)              (0.63)            (0.58)             (0.55)               (0.54)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period     $  9.66            $   9.94           $  9.92            $  9.97              $ 10.04
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total return                            2.89%               6.80%             5.52%              4.86%                9.56%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period
     (000)                           $54,559            $108,661           $94,256            $97,966              $19,157
   Ratio of gross expense to
      average net assets                0.50%               0.50%             0.49%              0.57%                1.03%
   Ratio of net expense to
      average net assets                0.40%               0.30%             0.40%              0.40%                0.40%
   Ratio of gross investment
      income to average net
      assets                            5.58%               5.84%             5.91%              5.50%                5.09%
   Ratio of net investment
      income to average net
      assets                            5.68%               6.04%             6.00%              5.67%                5.72%


(b) The Fund commenced operation on January 1, 1994.

Prospectus                                                                    45

--------------------------------------------------------------------------------
PAYDEN & RYGEL U.S. GOVERNMENT FUND

For a Share Outstanding Throughout the Period



                                 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         PERIOD ENDED
                              OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1995(c)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning
  of period                       $ 10.90            $ 10.56            $ 10.54            $ 10.61              $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment activities:
   Net investment income             0.57               0.56               0.60               0.58                 0.53
   Net realized and
     unrealized gains
     (losses)                       (0.39)              0.33               0.02              (0.04)                0.61
-----------------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                   0.18               0.89               0.62               0.54                 1.14
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders:
   From net investment
     income                         (0.57)             (0.55)             (0.60)             (0.58)               (0.53)
   In excess of net
     investment income
   From net realized gains          (0.06)                                                   (0.03)
-----------------------------------------------------------------------------------------------------------------------------
      Total distributions to
        shareholders                (0.63)             (0.55)             (0.60)             (0.61)               (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of
  period                          $ 10.45            $ 10.90            $ 10.56            $ 10.54              $ 10.61
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total return                         1.76%              8.60%              6.10%              5.20%               11.61%*
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period
      (000)                       $72,535            $71,855            $15,479            $22,114              $10,894
   Ratio of gross expense to
      average net assets             0.50%              0.54%              0.63%              0.78%                1.84%**
   Ratio of net expense to
      average net assets             0.40%              0.34%              0.45%              0.45%                0.45%**
   Ratio of gross investment
      income to average net
      assets                         5.29%              5.18%              5.31%              5.26%                4.92%**
   Ratio of net investment
      income to average net
      assets                         5.39%              5.38%              5.49%              5.59%                6.31%**


--------------------------------------------------------------------------------

PAYDEN & RYGEL GNMA FUND


For a Share Outstanding Throughout the Period



                                                                 PERIOD ENDED
                                                              OCTOBER 31, 1999(d)
---------------------------------------------------------------------------------
Net asset value -- beginning of period                             $  10.00
---------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                               0.09
   Net realized and unrealized gains (losses)                          0.10
---------------------------------------------------------------------------------
      Total from investment activities                                 0.19
---------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                         (0.08)
   In excess of net investment income
   From net realized gains
---------------------------------------------------------------------------------
      Total distributions to shareholders                             (0.08)
---------------------------------------------------------------------------------
Net asset value -- end of period                                   $  10.11
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                                                           1.82%*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                 $121,161
   Ratio of gross expense to average net assets                        0.90%**
   Ratio of net expense to average net assets                          0.35%**
   Ratio of gross investment income to average net assets              5.41%**
   Ratio of net investment income to average net assets                5.96%**



(c) The Fund commenced operation on January 1, 1995.


(d) The Fund commenced operation on August 27, 1999.


 * Not annualized


** Annualized

 46                                              Payden & Rygel Investment Group

--------------------------------------------------------------------------------
PAYDEN & RYGEL INVESTMENT QUALITY BOND FUND
For a Share Outstanding Throughout the Period


                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED           YEAR ENDED
                                 OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1995(b)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of
  period                             $  10.17           $  10.01           $  9.81            $  9.96              $  9.09
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  activities:
  Net investment income                  0.58               0.60              0.58               0.63                 0.57
  Net realized and unrealized
      gains (losses)                    (0.65)              0.20              0.22              (0.17)                0.87
---------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                      (0.07)              0.80              0.80               0.46                 1.44
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income           (0.58)             (0.59)            (0.60)             (0.61)               (0.57)
   In excess of net investment
     income
   From net realized gains              (0.08)             (0.05)
---------------------------------------------------------------------------------------------------------------------------------
      Total distributions to
         shareholders                   (0.66)             (0.64)            (0.60)             (0.61)               (0.57)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period     $   9.44           $  10.17           $ 10.01            $  9.81              $  9.96
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                            (0.71%)             8.33%             8.44%              4.86%               16.39%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period
     (000)                           $195,228           $173,974           $94,987            $32,304              $25,822
   Ratio of gross expense to
      average net assets                 0.50%              0.50%             0.53%              0.64%                1.11%
   Ratio of net expense to
      average net assets                 0.50%              0.44%             0.45%              0.00%                0.45%
   Ratio of gross investment
      income to average net
      assets                             6.06%              6.06%             5.95%              5.77%                5.54%
   Ratio of net investment
      income to average net
      assets                             6.06%              6.12%             6.03%              6.41%                6.20%


--------------------------------------------------------------------------------
PAYDEN & RYGEL TOTAL RETURN FUND
For a Share Outstanding Throughout the Period


                                                                 YEAR ENDED         YEAR ENDED         PERIOD ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997(e)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                            $  10.23           $  10.25            $  10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                              0.66               0.57                0.46
   Net realized and unrealized gains (losses)                        (0.60)              0.20                0.23
-----------------------------------------------------------------------------------------------------------------------
      Total from investment activities                               (0.06)              0.77                0.69
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                        (0.57)             (0.58)              (0.44)
   In excess of net investment income                                                   (0.13)
   From net realized gains                                           (0.05)             (0.08)
-----------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                            (0.62)             (0.79)              (0.44)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                                  $   9.67           $  10.23            $  10.25
-----------------------------------------------------------------------------------------------------------------------
Total return                                                          0.55%              7.72%               7.10%*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                $230,440           $174,612            $ 98,863
   Ratio of gross expense to average net assets                       0.50%              0.52%               0.69%**
   Ratio of net expense to average net assets                         0.50%              0.44%               0.45%**
   Ratio of gross investment income to average net assets             5.58%              5.99%               5.97%**
   Ratio of net investment income to average net assets               5.58%              6.07%               6.21%**



(b) The Fund commenced operation on January 1, 1994.


(e) The Fund commenced operation on December 9, 1996.


 * Not annualized


** Annualized

Prospectus                                                                    47


--------------------------------------------------------------------------------


PAYDEN & RYGEL HIGH INCOME FUND


For a Share Outstanding Throughout the Period



                                                                 YEAR ENDED         PERIOD ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998(f)
----------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                            $   9.77             $ 10.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                              0.89                0.47
   Net realized and unrealized gains (losses)                        (0.34)              (0.34)
----------------------------------------------------------------------------------------------------
      Total from investment activities                                0.55                0.13
----------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                        (0.80)              (0.36)
   In excess of net investment income
   From net realized gains
----------------------------------------------------------------------------------------------------
      Total distributions to shareholders                            (0.80)              (0.36)
----------------------------------------------------------------------------------------------------
Net asset value -- end of period                                  $   9.52             $  9.77
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total return                                                          5.65%               1.28%*
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                $109,297             $91,669
   Ratio of gross expense to average net assets                       0.55%               0.71%**
   Ratio of net expense to average net assets                         0.55%               0.54%**
   Ratio of gross investment income to average net assets             7.99%               7.58%**
   Ratio of net investment income to average net assets               7.99%               7.75%**



--------------------------------------------------------------------------------


PAYDEN & RYGEL BUNKER HILL MONEY MARKET FUND


For a Share Outstanding Throughout the Period



                                                                 YEAR ENDED         PERIOD ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998(g)
----------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                            $  1.00              $  1.00
----------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                             0.05                 0.05
   Net realized and unrealized gains (losses)
----------------------------------------------------------------------------------------------------
      Total from investment activities                               0.05                 0.05
----------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                       (0.05)               (0.05)
   In excess of net investment income
   From net realized gains
----------------------------------------------------------------------------------------------------
      Total distributions to shareholders                           (0.05)               (0.05)
----------------------------------------------------------------------------------------------------
Net asset value -- end of period                                  $  1.00              $  1.00
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total return                                                         4.97%                4.65%*
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                $87,968              $26,455
   Ratio of gross expense to average net assets                      0.41%                0.71%**
   Ratio of net expense to average net assets                        0.30%                0.29%**
   Ratio of gross investment income to average net assets            4.72%                4.81%**
   Ratio of net investment income to average net assets              4.83%                5.23%**



(f) The Fund commenced operation on December 30, 1997.


(g) The Fund commenced operation on December 17, 1997.


 * Not annualized


** Annualized

 48                                              Payden & Rygel Investment Group


--------------------------------------------------------------------------------

PAYDEN & RYGEL SHORT DURATION TAX EXEMPT FUND
For a Share Outstanding Throughout the Period


                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED           YEAR ENDED
                                 OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1995(h)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of
  period                             $ 10.11            $ 10.08            $ 10.01            $ 10.08              $  9.93
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  activities:
  Net investment income                 0.37               0.42               0.38               0.38                 0.42
  Net realized and unrealized
      gains (losses)                   (0.15)              0.03               0.07              (0.06)                0.15
---------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                      0.22               0.45               0.45               0.32                 0.57
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income          (0.37)             (0.41)             (0.38)             (0.38)               (0.42)
   In excess of net investment
     income
   From net realized gains             (0.09)             (0.01)                                (0.01)
---------------------------------------------------------------------------------------------------------------------------------
      Total distributions to
         shareholders                  (0.46)             (0.42)             (0.38)             (0.39)               (0.42)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period     $  9.87            $ 10.11            $ 10.08            $ 10.01              $ 10.08
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                            2.29%              4.55%              4.55%              3.28%                5.88%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period
      (000)                          $15,061            $16,825            $38,176            $36,336              $16,019
   Ratio of gross expense to
      average net assets                0.85%              0.68%              0.62%              0.70%                0.91%
   Ratio of net expense to
      average net assets                0.50%              0.44%              0.45%              0.45%                0.45%
   Ratio of gross investment
      income to average net
      assets                            3.27%              3.75%              3.58%              3.56%                3.66%
   Ratio of net investment
      income to average net
      assets                            3.62%              3.99%              3.75%              3.81%                4.12%


--------------------------------------------------------------------------------
PAYDEN & RYGEL TAX EXEMPT BOND FUND
For a Share Outstanding Throughout the Period


                                     YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                  OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1995(i)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of
  period                              $  9.92            $  9.71            $  9.47            $  9.59              $  8.90
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  activities:
  Net investment income                  0.42               0.40               0.44               0.45                 0.46
  Net realized and unrealized
      gains (losses)                    (0.49)              0.20               0.24              (0.12)                0.69
---------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                      (0.07)              0.60               0.68               0.33                 1.15
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income           (0.42)             (0.39)             (0.44)             (0.45)               (0.46)
   In excess of net investment
     income
   From net realized gains
---------------------------------------------------------------------------------------------------------------------------------
      Total distributions to
         shareholders                   (0.42)             (0.39)             (0.44)             (0.45)               (0.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period      $  9.43            $  9.92            $  9.71            $  9.47              $  9.59
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                            (0.81%)             6.32%              7.33%              3.52%               13.25%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period
     (000)                            $46,452            $67,889            $57,579            $49,862              $40,052
   Ratio of gross expense to
      average net assets                 0.57%              0.57%              0.59%              0.61%                0.74%
   Ratio of net expense to
      average net assets                 0.50%              0.49%              0.45%              0.45%                0.45%
   Ratio of gross investment
      income to average net
      assets                             4.07%              4.00%              4.46%              4.57%                4.68%
   Ratio of net investment income
      to average net assets              4.14%              4.08%              4.60%              4.73%                4.97%



(h) The Fund commenced operation on September 1, 1994.


(i) The Fund commenced operation on December 21, 1993.


 * Not annualized


** Annualized

Prospectus                                                                    49

--------------------------------------------------------------------------------

PAYDEN & RYGEL CALIFORNIA MUNICIPAL INCOME FUND


For a Share Outstanding Throughout the Period



                                                                 PERIOD ENDED
                                                              OCTOBER 31, 1999(j)
---------------------------------------------------------------------------------
Net asset value -- beginning of period                              $ 10.00
---------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                                0.26
  Net realized and unrealized gains (losses)                          (0.38)
---------------------------------------------------------------------------------
      Total from investment activities                                (0.12)
---------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                         (0.26)
   In excess of net investment income
   From net realized gains
---------------------------------------------------------------------------------
      Total distributions to shareholders                             (0.26)
---------------------------------------------------------------------------------
Net asset value -- end of period                                    $  9.62
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                                                          (1.22%)*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                  $28,690
   Ratio of gross expense to average net assets                        0.77%**
   Ratio of net expense to average net assets                          0.50%**
   Ratio of gross investment income to average net assets              3.17%**
   Ratio of net investment income to average net assets                3.44%**


--------------------------------------------------------------------------------
PAYDEN & RYGEL GROWTH & INCOME FUND
For a Share Outstanding Throughout the Period


                                                                 YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997(k)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                            $  14.45           $  12.77            $  10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                              0.19               0.21                0.17
   Net realized and unrealized gains (losses)                         2.15               1.71                2.74
-----------------------------------------------------------------------------------------------------------------------
      Total from investment activities                                2.34               1.92                2.91
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                        (0.19)             (0.24)              (0.14)
   In excess of net investment income
   From net realized gains                                           (0.33)
-----------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                            (0.52)             (0.24)              (0.14)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                                  $  16.27           $  14.45            $  12.77
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total return                                                         16.47%             15.15%              29.19%*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                $268,924           $250,553            $150,944
   Ratio of gross expense to average net assets                       0.75%              0.77%               0.89%**
   Ratio of net expense to average net assets                         0.75%              0.54%               0.54%**
   Ratio of gross investment income to average net assets             1.19%              1.32%               1.25%**
   Ratio of net investment income to average net assets               1.19%              1.55%               1.60%**



(j) The Fund commenced operation on December 17, 1998.


(k) The Fund commenced operation on November 1, 1996.


 * Not annualized


** Annualized

 50                                              Payden & Rygel Investment Group


--------------------------------------------------------------------------------

PAYDEN & RYGEL MARKET RETURN FUND
For a Share Outstanding Throughout the Period


                                                   YEAR ENDED         YEAR ENDED         YEAR ENDED         PERIOD ENDED
                                                OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1996(l)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period              $ 13.31            $ 12.80            $ 10.86              $10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                               0.76               0.73               0.63                0.50
   Net realized and unrealized gains (losses)          2.37               1.46               2.64                0.86
----------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                 3.13               2.19               3.27                1.36
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                          (0.77)             (0.71)             (0.63)              (0.50)
  In excess of net investment income
  From net realized gains                             (0.73)             (0.97)             (0.70)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                   (1.50)             (1.68)             (1.33)              (0.50)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                    $ 14.94            $ 13.31            $ 12.80              $10.86
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total return                                          24.41%             18.48%             31.74%              14.06%*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                  $82,969            $43,390            $20,195              $5,789
   Ratio of gross expense to average net
     assets                                            0.53%              0.69%              0.96%               4.14%**
   Ratio of net expense to average net assets          0.45%              0.45%              0.45%               0.00%**
   Ratio of gross investment income to average
      net assets                                       5.29%              5.45%              4.85%               1.81%**
   Ratio of net investment income to average
      net assets                                       5.37%              5.69%              5.36%               5.95%**


--------------------------------------------------------------------------------
PAYDEN & RYGEL U.S. GROWTH LEADERS FUND
For a Share Outstanding Throughout the Period


                                                                 PERIOD ENDED
                                                              OCTOBER 31, 1999(m)
---------------------------------------------------------------------------------
Net asset value -- beginning of period                              $10.00
---------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                              0.03
   Net realized and unrealized gains (losses)                         0.50
---------------------------------------------------------------------------------
      Total from investment activities                                0.53
---------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income
   In excess of net investment income
   From net realized gains
---------------------------------------------------------------------------------
      Total distributions to shareholders                             0.00
---------------------------------------------------------------------------------
Net asset value -- end of period                                    $10.53
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                                                          5.30%*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                  $4,419
   Ratio of gross expense to average net assets                       4.61%**
   Ratio of net expense to average net assets                         0.80%**
   Ratio of gross investment income to average net assets            (2.84)%**
   Ratio of net investment income to average net assets               0.97%**



(l) The Fund commenced operation on December 1, 1995.


(m) The Fund commenced operation on June 17, 1999.


 * Not annualized


** Annualized

Prospectus                                                                    51

--------------------------------------------------------------------------------

PAYDEN & RYGEL GLOBAL SHORT BOND FUND

For a Share Outstanding Throughout the Period


                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                          OCTOBER 31, 1999    OCTOBER 31, 1998    OCTOBER 31, 1997    OCTOBER 31, 1996(n)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period        $  10.31            $  10.17            $  10.07              $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  activities:
   Net investment income                          0.67                0.92                0.58                 0.05
   Net realized and unrealized gains
     (losses)                                    (0.41)              (0.15)               0.11                 0.06
-------------------------------------------------------------------------------------------------------------------------
      Total from investment activities            0.26                0.77                0.69                 0.11
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                    (0.96)              (0.63)              (0.59)               (0.04)
   In excess of net investment income
   From net realized gains
   Return of capital                             (0.02)
-------------------------------------------------------------------------------------------------------------------------
      Total distributions to
         shareholders                            (0.98)              (0.63)              (0.59)               (0.04)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period              $   9.59            $  10.31            $  10.17              $ 10.07
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total return                                      2.57%               7.87%               7.02%                1.10%*
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)            $213,593            $251,609            $220,865              $28,913
   Ratio of gross expense to average net
     assets                                       0.51%               0.51%               0.53%                2.31%**
   Ratio of net expense to average net
      assets                                      0.50%               0.44%               0.45%                0.45%**
   Ratio of gross investment income to
     average net assets                           3.89%               4.31%               4.76%                3.00%**
   Ratio of net investment income to
      average net assets                          3.90%               4.38%               4.84%                4.86%**


--------------------------------------------------------------------------------
PAYDEN & RYGEL GLOBAL FIXED INCOME FUND
For a Share Outstanding Throughout the Period


                                     YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED
                                  OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1995(o)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of
  period                              $  10.91           $  10.16           $  10.35           $  10.32            $   9.77
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  activities:
   Net investment income                  0.76               0.45               1.03               0.54                0.89
   Net realized and unrealized
     gains (losses)                      (0.69)              0.72              (0.16)              0.19                0.53
---------------------------------------------------------------------------------------------------------------------------------
      Total from investment
        activities                        0.07               1.17               0.87               0.73                1.42
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income            (0.79)             (0.42)             (1.06)             (0.70)              (0.87)
   In excess of net investment
   income
   From net realized gains
   Return of capital                     (0.33)
---------------------------------------------------------------------------------------------------------------------------------
      Total distributions to
        shareholders                     (1.12)             (0.42)             (1.06)             (0.70)              (0.87)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period      $   9.86           $  10.91           $  10.16           $  10.35            $  10.32
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return                              0.56%             11.81%              8.84%              7.41%              15.10%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period
      (000)                           $489,687           $524,650           $535,644           $651,165            $540,041
   Ratio of gross expense to
      average net assets                  0.49%              0.49%              0.49%              0.53%               0.50%
   Ratio of net expense to
      average net assets                  0.49%              0.49%              0.49%              0.53%               0.50%
   Ratio of gross investment
      income to average net
      assets                              4.48%              5.13%              5.69%              5.67%               8.94%
   Ratio of net investment income
      to average net assets               4.48%              5.13%              5.69%              5.67%               8.94%



(n) The Fund commenced operation on September 18, 1996.


(o) The Fund commenced operation on September 1, 1992.


 * Not annualized


** Annualized

 52                                              Payden & Rygel Investment Group

--------------------------------------------------------------------------------
PAYDEN & RYGEL EMERGING MARKETS BOND FUND
For a Share Outstanding Throughout the Period


                                                                PERIOD ENDED
                                                             OCTOBER 31, 1999(j)
--------------------------------------------------------------------------------
Net asset value -- beginning of period                            $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                              0.83
   Net realized and unrealized gains (losses)                         0.43
--------------------------------------------------------------------------------
      Total from investment activities                                1.26
--------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                        (0.75)
   In excess of net investment income
   From net realized gains
--------------------------------------------------------------------------------
      Total distributions to shareholders                            (0.75)
--------------------------------------------------------------------------------
Net asset value -- end of period                                  $  10.51
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                                                         12.92%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                $ 11,283
   Ratio of gross expense to average net assets                       1.35%**
   Ratio of net expense to average net assets                         0.80%**
   Ratio of gross investment income to average net assets             9.36%**
   Ratio of net investment income to average net assets               9.91%**


--------------------------------------------------------------------------------
PAYDEN & RYGEL GLOBAL BALANCED FUND
For a Share Outstanding Throughout the Period


                                                                 YEAR ENDED         YEAR ENDED          PERIOD ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997(e)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                             $10.84             $10.79              $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                             0.02               0.20                 0.05
   Net realized and unrealized gains (losses)                        1.65               0.63                 0.90
------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                               1.67               0.83                 0.95
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                                          (0.17)               (0.05)
   In excess of net investment income
   From net realized gains                                          (0.86)             (0.61)               (0.11)
------------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                           (0.86)             (0.78)               (0.16)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                                   $11.65             $10.84              $ 10.79
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total return                                                        15.85%              8.21%                9.49%*
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                 $8,624             $7,078              $10,312
   Ratio of gross expense to average net assets                      1.56%              1.43%                1.64%**
   Ratio of net expense to average net assets                        0.70%              0.69%                0.70%**
   Ratio of gross investment income to average net assets            1.53%              2.37%                2.38%**
   Ratio of net investment income to average net assets              2.39%              3.11%                3.32%**



(e) The Fund commenced operation on December 9, 1996.


(j) The Fund commenced operation on December 17, 1998.


 * Not annualized

** Annualized

Prospectus                                                                    53

--------------------------------------------------------------------------------
PAYDEN & RYGEL EUROPEAN GROWTH & INCOME FUND
For a Share Outstanding Throughout the Period


                                                                 YEAR ENDED         YEAR ENDED          PERIOD ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997(p)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                            $ 11.46            $ 10.19              $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                             0.15               0.17                (0.04)
   Net realized and unrealized gains (losses)                        0.18               1.28                 0.23
------------------------------------------------------------------------------------------------------------------------
      Total from investment activities                               0.96               1.45                 0.19
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income                                       (0.09)             (0.17)
   From net realized gains                                          (0.40)             (0.01)
------------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                           (0.49)             (0.18)                0.00
------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                                  $ 11.93            $ 11.46              $ 10.19
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total return                                                         8.39%             14.31%                1.90%*
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                $38,243            $39,529              $13,608
   Ratio of gross expense to average net assets                      0.96%              1.20%                2.48%**
   Ratio of net expense to average net assets                        0.90%              0.69%                0.69%**
   Ratio of gross investment income to average net assets            1.19%              2.26%               (0.07)%**
   Ratio of net investment income to average net assets              1.25%              2.77%                1.72%**



--------------------------------------------------------------------------------


PAYDEN & RYGEL EUROPEAN AGGRESSIVE GROWTH FUND


For a Share Outstanding Throughout the Period



                                                                  PERIOD ENDED
                                                              OCTOBER 31, 1997(m)
----------------------------------------------------------------------------------
Net asset value -- beginning of period                              $ 10.00
----------------------------------------------------------------------------------
Income (loss) from investment activities:
   Net investment income                                               0.03
   Net realized and unrealized gains (losses)                          1.25
----------------------------------------------------------------------------------
      Total from investment activities                                 1.28
----------------------------------------------------------------------------------
Distributions to shareholders:
   From net investment income
   In excess of net investment income
   From net realized gains
----------------------------------------------------------------------------------
      Total distributions to shareholders                              0.00
----------------------------------------------------------------------------------
Net asset value -- end of period                                    $ 11.28
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total return                                                          12.80%*
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ratios/supplemental data:
   Net assets, end of period (000)                                  $10,187
   Ratio of gross expense to average net assets                        2.89%**
   Ratio of net expense to average net assets                          0.95%**
   Ratio of gross investment income to average net assets             (1.63)%**
   Ratio of net investment income to average net assets                0.31%**



(m) The Fund commenced operation on June 17, 1997.


(p) The Fund commenced operation on June 30, 1997.


 * Not annualized


** Annualized

 54                                              Payden & Rygel Investment Group

--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

Prospectus                                                                    55

--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                 Payden & Rygel Investment Group

--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               INVESTMENT ADVISER
                                 Payden & Rygel
                             333 South Grand Avenue
                         Los Angeles, California 90071

                                  SUB-ADVISER
                              Metzler/Payden, LLC
                             333 South Grand Avenue
                         Los Angeles, California 90071

                                 ADMINISTRATOR
                              Treasury Plus, Inc.
                             333 South Grand Avenue
                         Los Angeles, California 90071

                                  DISTRIBUTOR
                          Payden & Rygel Distributors
                             333 South Grand Avenue
                         Los Angeles, California 90071

                                   CUSTODIAN
                   The Boston Safe Deposit and Trust Company
                                One Boston Place
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                       Investors Fiduciary Trust Company
                                801 Pennsylvania
                          Kansas City, Missouri 64105

                                    AUDITORS

                             Deloitte & Touche LLP


                            2 World Financial Center


                            New York, New York 10281


                                    COUNSEL
                    Paul, Hastings, Janofsky and Walker LLP
                            555 South Flower Street
                         Los Angeles, California 90071

FOR MORE INFORMATION ABOUT THE PAYDEN & RYGEL MUTUAL FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference in this prospectus and is legally considered a part of the prospectus.

You can get free copies of the Annual and Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds by calling us at 1-800-5PAYDEN, or by writing us at:

                        PAYDEN & RYGEL INVESTMENT GROUP
                             333 SOUTH GRAND AVENUE
                         LOS ANGELES, CALIFORNIA 90071

You can review the Funds' Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). You may also get copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 by e-mail at publicinfo@sec.gov., or by calling
  1-800-SEC-0330.

- Free from the SEC's Web site at http://www.sec.gov.

Payden & Rygel Investment Group: Investment Company Act File No. 811-6625.

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                      PAYDEN & RYGEL LIMITED MATURITY FUND
                         PAYDEN & RYGEL SHORT BOND FUND
                       PAYDEN & RYGEL U.S. GOVERNMENT FUND

                            PAYDEN & RYGEL GNMA FUND

                   PAYDEN & RYGEL INVESTMENT QUALITY BOND FUND
                        PAYDEN & RYGEL TOTAL RETURN FUND
                         PAYDEN & RYGEL HIGH INCOME FUND
                          BUNKER HILL MONEY MARKET FUND
                  PAYDEN & RYGEL SHORT DURATION TAX EXEMPT FUND
                       PAYDEN & RYGEL TAX EXEMPT BOND FUND
                 PAYDEN & RYGEL CALIFORNIA MUNICIPAL INCOME FUND
                       PAYDEN & RYGEL GROWTH & INCOME FUND
                        PAYDEN & RYGEL MARKET RETURN FUND

                     PAYDEN & RYGEL U.S. GROWTH LEADERS FUND
                      PAYDEN & RYGEL SMALL CAP LEADERS FUND

                      PAYDEN & RYGEL GLOBAL SHORT BOND FUND
                     PAYDEN & RYGEL GLOBAL FIXED INCOME FUND
                    PAYDEN & RYGEL EMERGING MARKETS BOND FUND
                       PAYDEN & RYGEL GLOBAL BALANCED FUND
                  PAYDEN & RYGEL EUROPEAN GROWTH & INCOME FUND

                 PAYDEN & RYGEL EUROPEAN AGGRESSIVE GROWTH FUND


                             333 South Grand Avenue
                          Los Angeles, California 90071
                            1-800-5PAYDEN (572-9336)

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 28, 2000



The Payden & Rygel Investment Group (the "Group") is a professionally managed, open-end management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the Group's twenty-one funds (each a "Fund" and collectively the "Funds"). This SAI contains information in addition to that set forth in the combined prospectus for the Funds dated February 28, 2000. The SAI is not a prospectus and should be read in conjunction with the Prospectus. In addition, the Group's 1999 Annual Report to Shareholders is incorporated by reference into this SAI. You may order copies of the Prospectus and the Annual Report without charge at the address or telephone number listed above.

                                TABLE OF CONTENTS

    THE GROUP.........................................................    3

    FUNDAMENTAL AND OPERATING POLICIES................................    3

    INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS................    5

    MANAGEMENT OF THE GROUP...........................................   29

    PORTFOLIO TRANSACTIONS............................................   35

    PURCHASES AND REDEMPTIONS.........................................   36

    VALUATION OF PORTFOLIO SECURITIES.................................   36

    TAXATION..........................................................   37

    DISTRIBUTION AGREEMENTS...........................................   40

    FUND PERFORMANCE..................................................   41

    OTHER INFORMATION.................................................   44



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                                    THE GROUP

The Group was organized as a Massachusetts business trust on January 22, 1992 under the name "P&R Investment Trust." On December 13, 1993, it changed its name to "The Payden & Rygel Investment Group." The Group is a professionally managed, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Group currently offers Class R Shares of each of the Funds listed on the cover page of this SAI.

                       FUNDAMENTAL AND OPERATING POLICIES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval, as described below under "General Information Voting." Any policy that is not specified in the Prospectus or in the SAI as being fundamental is a non-fundamental, or operating, policy. If the Group's Board of Trustees determines, that a Fund's investment objective may best be achieved by changing in a non-fundamental policy, the Group's Board may make such change without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund.

FUNDAMENTAL POLICIES

As a matter of fundamental policy, no Fund may:

(1) BORROWING. Borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).


(2) COMMODITIES. Purchase or sell commodities or commodity contracts, except that (i) each Fund, other than Bunker Hill Money Market Fund, may enter into financial and currency futures contracts and options on such futures contracts,
(ii) each Global Bond Fund, each Global Equity Fund and each U.S. Equity Fund, and each of the Total Return and High Income Funds, may enter into forward foreign currency exchange contracts (the Funds do not consider such contracts to be commodities), and (iii) each Fund, other than the U.S. Government and Bunker Hill Money Market Funds, may invest in instruments which have the characteristics of both futures contracts and securities.

(3) LOANS. Make loans, except that (i) each Fund may purchase money market securities and enter into repurchase agreements, (ii) each Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Fund, other than the U.S. Government, California Municipal Income, and Emerging Markets Bond Funds, may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).


(4) MARGIN. Purchase securities on margin, except that (i) each Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Fund, other than the U.S. Government and Bunker Hill Money Market Funds, may make margin deposits in connection with futures contracts and options on futures contracts.

(5) MORTGAGING. Mortgage, pledge, hypothecate or in any manner transfer any security owned by a Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(6) ASSETS INVESTED IN ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of the its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) SHARE OWNERSHIP OF ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(8) REAL ESTATE. Purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.



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

(9) SHORT SALES. Effect short sales of securities.

(10) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

In addition, as a matter of fundamental policy:


(11) GLOBAL DIVERSIFICATION. Under normal market conditions, each of the Global Fixed Income and Global Short Bond Funds invests at least 65% of its total assets in debt securities of issuers located in at least three countries (one of which may be the United States).


(12) TAX EXEMPT SECURITIES. Under normal market conditions, each of the Short Duration Tax Exempt, Tax Exempt Bond and California Municipal Income Funds invest at least 80% of the value of its net assets in a non-diversified portfolio of debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from federal income taxes ("municipal securities").


(13) SECTOR DIVERSIFICATION. Neither the Growth & Income Fund nor the Market Return Fund will purchase any security which would cause 25% or more of its total assets at the time of purchase to be invested in the securities of any one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to U.S. Government obligations and repurchase obligations secured by such obligations,
(ii) wholly owned finance companies are considered to be in the industries of their parents, (iii) SPDRs and other similar derivative instruments are divided according to the industries of their underlying common stocks, and (iv) utilities are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). Each foreign government and supranational organization is considered to be an industry.


(14) BELOW INVESTMENT GRADE DEBT. The High Income Fund invests at least 65% of its total assets in debt securities rated below investment grade, or those determined by the Adviser to be of comparable quality.

OPERATING POLICIES

As a matter of operating policy, no Fund may:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. Purchase a security if, as a result of such purchase, more than 15% (and in the case of the Bunker Hill Money Market Fund, 10%) of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid.


(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act. However, pursuant to an Order issued by the SEC on December 29, 1999, any Fund may purchase shares of the Bunker Hill Money Market Fund, provided that the investment does not exceed 25% of the investing Fund's total assets.


(4) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

(5) OPTIONS. Invest in puts, calls, or any combination thereof, except that each Fund, other than the Bunker Hill Money Market Fund, may invest in or commit its assets to purchasing and selling call and put options to the extent permitted by the Prospectus and this SAI.



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

In addition:

(6) BORROWINGS. The U.S. Government Fund does not borrow amounts exceeding 33% of total assets valued at market (including reverse repurchase agreements and delayed delivery transactions).


 (7) TAX EXEMPT SECURITIES. Under normal circumstances, the California Municipal Income Fund invests at least 65% of the value of its net assets will be invested in securities of the State of California, local governments and governmental authorities within California and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from California personal income taxes.


               INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS

The investment objectives and general investment policies of the Funds are described in the Prospectus. Additional information concerning investment strategies/techniques and the characteristics of certain of the Funds' investments, as well as related risks, is set forth below.

FUND DIVERSIFICATION


Each of the High Income Fund, Bunker Hill Money Market Fund and European Aggressive Growth Fund is classified as a "diversified" fund. Each of the other Funds is classified as a "non-diversified" fund. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies. As the Adviser and Sub-adviser may from time to time invest a large percentage of each non-diversified Fund's assets in securities of a limited number of issuers, each non-diversified Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, and therefore is subject to diversification limits requiring that, as of the close of each fiscal quarter,
(i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.


EQUITY AND EQUITY-BASED SECURITIES

COMMON STOCKS

Common stocks, the most familiar type of equity securities, represent an equity (ownership) interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. In addition, small companies and new companies often have limited product lines, markets or financial resources, and may be dependent upon one person, or a few key persons, for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

PREFERRED STOCKS

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

DEPOSITORY RECEIPTS



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American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and
Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S.
securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

CONVERTIBLE SECURITIES AND WARRANTS

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion table.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of the Fund's investments will be reflected in its net asset value per share. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants give the holder the right to purchase a specified number of shares of the underlying stock at any time at a fixed price, but do not pay a fixed dividend. An investment in warrants involves certain risks, including the possible lack of a liquid market for resale, the potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant). As a matter of operating policy, no Fund will invest more than 5% of its total assets in warrants.


COUNTRY FUNDS. Subject to the provisions of the Investment Company Act of 1940, each of the Global Balanced and European Growth & Income Funds may invest in the shares of investment companies that invest in specified foreign markets. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. Each of the Global Balanced and European Growth & Income Funds may also invest a portion of its assets in unit trusts and country funds that invest in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the portfolio's assets, thereby reducing the risks associated with investing in certain smaller foreign markets. Investments by each of the Global Balanced and European Growth & Income Funds in such vehicles should also provide increased liquidity and lower transaction costs for the Fund than are normally associated with direct investment in such markets. However, an investment in a country fund by a Fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such country fund. At the present time, each of the Global Balanced and European Growth & Income Funds intends to limit its investments in these vehicles, together with its investments in other investment companies, to no more than 10% of its total assets.




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EQUITY DERIVATIVE INSTRUMENTS.

Standard and Poor's Depositary Receipts ("SPDRs") shares trade on the American Stock Exchange at approximately one-tenth the value of the S&P 500 Index. SPDRs are relatively liquid with an average daily volume during the October 1 through December 31, 1999 period of 6.9 million shares per day. DIAMONDS Trust, Series 1 ("Diamonds") shares trade on the American Stock Exchange at approximately one-one hundredth the value of the Dow Jones Industrial Average. Diamonds are relatively liquid with an average daily volume during the October 1 through December 31, 1999 period of 800,000 shares per day. Nasdaq-100 Shares ("QQQs") trade on the American Stock Exchange at approximately one-twentieth the value of the Nasdaq-100. QQQs are relatively liquid with an average daily volume during the October 1 through December 31, 1999 period of 9.7 million shares per day.

Because each of these derivative instruments exactly replicate the particular stock index to which they are related, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of the share prices of each of these derivative instruments should closely track the movement of the particular stock index to which they are related.

The administrator of the SPDR, Diamond and QQQ programs is the American Stock Exchange, and in each case, it receives a fee to cover its costs of about 0.18 % per year. In each case, this fee is deducted from the dividends paid to the investor in the particular derivative instrument. Investors in shares of a Fund that invests in one or more of these derivative instruments will incur not only the operational costs of the Fund, but will also indirectly incur the expenses deducted by the administrator of each of these programs.


FIXED INCOME SECURITIES

Fixed income securities in which the Funds may invest include, but are not limited to, those described below.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are debt securities issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to thirty years).

U.S. GOVERNMENT AGENCY SECURITIES

U.S. Government Agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others only by the credit of the instrumentality, which may include the right of the issuer to borrow from the Treasury. These securities may have maturities from one day to 40 years, are generally not callable and normally have interest rates that are fixed for the life of the security.

FOREIGN GOVERNMENT OBLIGATIONS

Foreign government obligations are debt securities issued or guaranteed by a supranational organization, or a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality.

BANK OBLIGATIONS

Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, the bank is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of Payden & Rygel, of an investment quality comparable with other



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debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

CORPORATE DEBT SECURITIES

Investments in U.S. dollar denominated securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum rating criteria set forth in the Prospectus. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Except as otherwise indicated in the Prospectus, the debt securities in which the Funds invest will be considered "investment grade," which means they are rated within the four highest grades by rating agencies such as Standard & Poor's (at least BBB), Moody's (at least Baa) or Fitch (at least BBB), or if not rated, are determined by the Adviser or Sub-adviser to be of comparable quality. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Adviser will also monitor issuers of such securities.

The Adviser and Sub-adviser may use interest rate and bond index futures and options on futures contracts, options on securities, and interest rate swaps to effect a change in the Funds' exposure to interest rate changes.

HIGH YIELD BONDS. Below investment grade debt securities, commonly referred to as "high yield bonds" or "junk bonds" are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated securities. High yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. Their value and liquidity may also be diminished by adverse publicity and investor perceptions. Also, legislative proposals limiting the tax benefits to the issuers or holders of taxable high yield securities or requiring federally insured savings and loan institutions to reduce their holdings of taxable high yield securities have had and may continue to have an adverse effect on the market value of these securities.

Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities. Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining a Fund's net asset value. Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities are interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.



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The principal governmental guarantor of U.S. mortgage-related securities is the
Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United State Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because they lack direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, the Funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/services and poolers the Adviser determines that the securities meet the Funds' quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Although the market for mortgage pass-through securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the earlier classes have been retired.

FOREIGN MORTGAGE-RELATED SECURITIES Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian

National Mortgage Acceptance Corporation Limited). Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment

Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, issued by governmental entities, private insurers and mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. However, there can be no assurance that private insurers or guarantors will meet their obligations. In addition, the Funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the originator/services and poolers the Adviser or Sub-adviser determines that the securities meet the Funds' quality standards.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities of U.S. or foreign issuers that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. These other mortgage-related securities may be equity or debt securities issued by governmental agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities.

ASSET BACKED RECEIVABLES

Asset-backed securities include, but are not limited to, Certificates for Automobile Receivables ("CARSsm") and credit card receivable securities. CARSsm represent undivided fractional interests in a trust with assets consisting of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing these contracts. In addition to the general risks pertaining to all asset-backed securities, CARSsm are subject to the risks of delayed payments or losses if the full amounts due on underlying sales contracts are not realized by the trust due to unanticipated legal or administrative costs of enforcing the contracts, or due to depreciation, damage or loss of the vehicles securing the contracts. Credit card receivable securities are backed by receivables from revolving credit card accounts. Since balances on revolving credit card accounts are generally paid down more rapidly than CARSsm, issuers often lengthen the maturity of these securities by providing for a fixed period during which interest payments are passed through and principal payments are used to fund the transfer of additional receivables to the underlying pool. The failure of the underlying receivables to generate principal payments may therefore shorten the maturity of these securities. In addition, unlike most other asset-backed securities, credit card receivable securities are backed by obligations that are not secured by interests in personal or real property.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Floating rate and variable rate demand notes and bonds have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.



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

Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by the Adviser under the supervision of the Board of Trustees, also be equivalent to the quality standards set forth above. In addition, the Adviser or Sub-adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

OBLIGATIONS WITH PUTS ATTACHED

Obligations with puts attached are long-term fixed rate debt obligations that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, and may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the Fund will then be that of holding a long-term bond.

These investments may require that a Fund pay a tender fee or other fee for the features provided. In addition, a Fund may acquire "stand-by commitments" from banks or broker dealers with respect to the securities held in its portfolios. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund's option a specific security at a specific price on a specific date. The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.


MONEY MARKET FUNDS

To maintain liquidity, each Fund may invest in unaffiliated money market funds. Under normal circumstances, a money market investment made by either of the Short Duration Tax Exempt or Tax Exempt Bond Funds will be in federal tax-free mutual funds. No money market fund investment by any Fund will be in excess of 3% of the total assets of the money market fund. None of the Funds anticipates investing more than 15% of its net assets in money market funds. However, pursuant to an Order issued by the SEC on December 29, 1999, any Fund may, and intends to, purchase shares of the Bunker Hill Money Market Fund, provided that the investment does not exceed 25% of the investing Fund's total assets. An investment in a money market mutual fund by a Fund will involve indirectly payment by the Fund of its pro rata share of advisory and administrative fees of such money market fund.


MONEY MARKET OBLIGATIONS

Money market obligations include U.S. dollar denominated bank certificates of deposit, bankers acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations. All money market obligations are considered high quality, meaning that the security is rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one if only one rating service has rated the security) or, if unrated, is determined by the Adviser to be of comparable quality.

REPURCHASE AGREEMENTS

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

Repurchase agreements are the economic equivalent of loans by a Fund. In the event of a bankruptcy or default of any registered dealer or bank, a Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and a Fund might incur a loss if the value of the collateral declines during this period.

DELAYED DELIVERY TRANSACTIONS

These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account cash, U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue



                                       11
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income on the security until delivery. When a Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund will not invest more than 35% of its total assets in when-issued and delayed delivery transactions.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. Each Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by a Fund, and are entered into by a Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Adviser or Sub-adviser.

ILLIQUID SECURITIES

No Fund may invest more than 15% (or in the case of the Bunker Hill Money Market Fund, more than 10%) of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser or Sub-adviser will monitor the amount of illiquid securities in each Fund's portfolio, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. In accordance with guidelines established by the Board, the Adviser or Sub-adviser will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

BUNKER HILL MONEY MARKET FUND

The operations of the Bunker Hill Money Market Fund are governed by Rule 2a-7 under the 1940 Act. Under the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 days or less only (25 months or less in the case of U.S. Government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.

FOREIGN INVESTMENTS

The Prospectus describes the extent to which the Funds may invest in securities of issuers organized or headquartered in foreign countries. Generally, such investments are likely to be made in the Pacific Basin (Australia, New Zealand or Japan), Canada, and the developed countries of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). In addition, certain of the Funds may make foreign



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

investments in issuers organized or headquartered in emerging market countries. A Fund may elect not to invest in all such countries, and it may also invest in other countries when such investments are consistent with the Fund's investment objective and policies.

RISKS OF FOREIGN INVESTING

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

EMERGING MARKETS INVESTMENTS. Investments by the Funds in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at a substantially higher priced than the current market, or to sell securities at much lower prices than the current market.

CURRENCY FLUCTUATIONS. To the extent that a Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

MARKET CHARACTERISTICS. The Group expects that most foreign securities in which the Funds invest will be purchased in over-the-counter markets or on bond exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign bond markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Funds' portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

Transactions in options on securities, futures contracts and futures options may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of the Funds' portfolio positions may also be adversely impacted by delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

TAXES. The interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Fund. The Funds intend to sell such bonds prior to the interest payment date in order to avoid withholding.

COSTS. The expense ratios of Funds investing in foreign securities (before reimbursement by the Adviser pursuant to the expense limitation described in the Prospectus under "Management of the Funds -- Expense Guarantee") are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

MUNICIPAL SECURITIES

Each of the Short Duration Tax Exempt, Tax Exempt Bond and California Municipal Income Funds invest primarily in a non-diversified portfolio of debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities which provide interest income that, in the opinion of bond counsel to the issuer at the time of original issuance, is exempt from federal income taxes ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

Each Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

The Adviser may use interest rate and municipal bond index futures and options on futures contracts, options on securities, and interest rate swaps to effect a change in the California Municipal Income Fund's exposure to interest rate changes.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Certain of the municipal securities in which each Fund may invest, and certain of the risks of such investments, are described below.



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

MORAL OBLIGATION SECURITIES

Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

ZERO COUPON SECURITIES

Zero coupon securities are debt securities issued or sold at a discount from their face value. These securities do not entitle the holder to interest payments prior to maturity or a specified redemption date, when they are redeemed at face value. Zero coupon securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts and certificates representing interests in such stripped obligations and coupons. The market prices of zero coupon securities tend to be more sensitive to interest rate changes, and are more volatile, than interest bearing securities of like maturity. The discount from face value is amortized over the life of the security and such amortization will constitute the income earned on the security for accounting and tax purposes. Even though income is accrued on a current basis, a Fund does not receive the income currently in cash. Therefore, the Fund may have to sell other portfolio investments to obtain cash needed to make income distributions.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are municipal debt obligations issued to provide financing for residential housing mortgages to targeted groups. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. Investing in such municipal debt obligations involves special risks and considerations, including the inability to predict accurately the maturity of the Fund's investments as a result of prepayments of the underlying mortgages (which may require the Fund to reinvest principal at lower yields than would otherwise have been realized), the illiquidity of certain of such securities, and the possible default by insurers or guarantors supporting the timely payment of interest and principal.

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The Fund may also purchase "certificates of participation", which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

Subject to its ability to invest in below investment grade municipal securities as described above, a Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one national recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM OBLIGATIONS

Short-term municipal obligations include the following:

TAX ANTICIPATION NOTES are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

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REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

A Fund will limit its purchase of municipal securities that bear floating rates and variable rates of interest to those meeting the rating quality standards set forth in the Prospectus. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by the Adviser under the supervision of the Board of Trustees, also be equivalent to the quality standards set forth above. In addition, the Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.

A Fund may also invest in municipal securities in the form of "participation interests" in variable rate tax-exempt demand obligations held by a financial institution, usually a commercial bank. Municipal participation interests provide the purchaser with an undivided interest in one or more underlying municipal securities and the right to demand payment from the institution upon a specified number of days' notice (no more than seven) of the unpaid principal balance plus accrued interest. In addition, the municipal participation interests are typically enhanced by an irrevocable letter of credit or guarantee from such institution. Since the Fund has an undivided interest in the obligation, it participates equally with the institution with the exception that the institution normally retains a fee out of the interest paid for servicing, providing the letter of credit or guarantee, and issuing the repurchase commitment.

OBLIGATIONS WITH PUTS ATTACHED

Long-term fixed rate municipal debt obligations may be coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") such debt obligations to the institution and receive the face value. These third party puts are available in many different forms, and may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The financial institution granting the option does not provide credit enhancement. If there is a default on, or significant downgrading of, the bond or a loss of its tax-exempt status, the put option will terminate automatically. The risk to the Fund will then be that of holding a long-term bond.

These investments may require that the Fund pay a tender fee or other fee for the features provided. In addition, the Fund may acquire "stand-by commitments" from banks or broker dealers with respect to the municipal securities held in its portfolios. Under a stand-by commitment, a bank or broker/dealer agrees to purchase at the Fund's option a specific municipal security at a specific price on a specific date. The Fund may pay for a stand-by commitment either separately, in cash, or in the form of a higher price paid for the security. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

SPECIAL RISKS OF INVESTING PRIMARILY IN CALIFORNIA MUNICIPAL SECURITIES


Because the California Municipal Income Fund focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities. There have been a number of political developments, voter initiatives, state constitutional amendments and legislative actions in California in recent years that may affect the ability of the State government and municipal governments to pay interest and repay principal on the securities they have issued.

In particular, various developments regarding the California Constitution and state statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary, based upon information the Fund has drawn from sources that it believes are reliable.

In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the distribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such State assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. The United States Supreme Court has upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.


In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1996, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. The "appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

If a government entity raises revenues beyond its "appropriation limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be returned by revisions of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. All funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

In November 1996, California voters approved Proposition 218. This initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously authorized taxes, assessments, fees and charges.

Certain tax-exempt securities in which the State Trust may invest, may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.



California is the most populous state in the nation with a total population estimated at 33.4 million. The State now comprises 12.4% of the nation's population and 12.7% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been performing strongly since the start of 1994. The unemployment rate, while still higher than the national average, fell to an average of 5.9% during 1998, compared to over 10% at the worst of the recession, and to 4.8% in November 1999.

Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

In addition, it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect state and local government budgets.

The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last several fiscal years. The State issued $1.0 billion of revenue anticipation notes for the 1999-2000 fiscal year.

State Budget. On June 29, 1999, the Governor of California signed the 1999-2000 Budget Act. The Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion. The Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated a budget reserve balance at June 30, 2000, of approximately $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The Budget Act anticipates normal cash flow borrowing during the fiscal year. Continued State economic expansion and large revenue increases enabled the Governor and State legislature to provide increases in spending programs in the 1999-2000 budget. These included large increases in education and health and human services funding.

The Governor's 2000-2001 proposed budget provides for total State spending of $85.1 billion (excluding expenditures of federal funds and selected bond funds), an increase of 3.7% from the current year. Approximately 80% of this total is from the General Fund and 20% from special funds. The proposed budget assumes that General Fund revenues will total $68.2 billion in 2000-01, a 4.7% increase from the current year. General Fund expenditures are proposed to be $68.8 billion, an increase of 4.5%. After accounting for various set-asides, the year-end reserve is estimated to be $1.2 billion, or about 1.8% of total 2000-01 General Fund revenues.

State Indebtedness. As of January 1, 2000, the State had over $20.5 billion aggregate amount of its general obligation bonds outstanding and unused general obligation bond authorizations in an aggregate amount of approximately $11.8 billion. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of January 1, 2000, the State had approximately $6.7 billion of outstanding Lease-Purchase Debt.

In addition to the general obligation bonds, State agencies and authorities had approximately $26 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1999. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

Litigation. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

Ratings. Because of the State's budget problems, the State's General Obligation bonds were downgraded in July 1994 to Al from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+. In October 1997, Fitch raised its rating from A+ to AA- referring to California's fundamental strengths, the extent of economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves. In August 1999, Standard & Poor's raised its rating from A+ to AA- citing the State's strong economic performance and its return to structural fiscal balance. In February 2000, Fitch raised its rating from AA- to AA, citing California's fundamental strengths, sustained favorable economy and financial operations.

The foregoing discussion of the 1999-2000 fiscal year budget and the proposed 2000-2001 fiscal year budget is based in large part on statements made in a recent "Preliminary Official Statement" distributed by the State of California. In that document, the State indicated that its discussion of the fiscal year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. The State noted further that the estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and that there can be no assurance that the estimates will be achieved.

Local Governments. Some local governments in California have experienced notable financial difficulties. On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools"), filed for protection under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Orange County emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%. In December 1997, Moody's raised its ratings on $325 million of Orange County pension obligation bonds to Baa3 from Ba. In February 1998 Fitch assigned outstanding Orange County pension obligation bonds a BBB rating. In September 1999, Moody's assigned the County an issuer (implied general obligation) rating of Aa3 and, among other things, upgraded the ratings on the County's pension obligation bonds to A1. In January 2000, Standard & Poor's upgraded its rating on the County's pension obligation bonds from BB to A- and in February 2000 Fitch upgraded its rating on the County's pension obligation bonds from BBB to AA-.

Los Angeles County, the nation's largest county, has also experienced financial difficulty. Between 1992 and 1995, the County's long term bonds were downgraded three times. This occurred as a result of, among other things, severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by the State's property tax shift initiatives in 1993 through 1995. The County's improving financial condition has been reflected in improved general obligation bond ratings. In June 1999, the Los Angeles County Board of Supervisors approved a budget of approximately $15 billion for 1999-2000, up from the $13.6 billion approved for the previous fiscal year. The County's financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department.

OPTIONS AND FUTURES CONTRACTS

As described in the Prospectus, each Fund, except the Bunker Hill Money Market Fund, may trade in futures and put and call options. If other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided the Board of Trustees determines that their use is consistent with the Fund's investment objectives, and their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by that Fund.

OPTIONS ON SECURITIES OR INDICES


A Fund may purchase and write options on securities and indices. An index is a statistical measure designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators, such as the Merrill Lynch 1 to 3 year Global Government Bond Index, the Lehman Brothers Government/Corporate Index, the S%P 500 Index, or the Nasdaq-100 Index.


An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (in the case of "American Style" options) or at the expiration of the option (in the case of "European Style" options). The writer of a call or put option on a security is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security, as the case may be. The writer of an option on an index is obligated upon exercise of the option to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account with the Group's Custodian) upon conversion or exchange of other securities held by the Fund. A call option on an index is covered if the Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written, and the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian. A put option on a security or an index is covered if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written, and the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (i.e., of the type, traded on the same exchange, with respect to the same underlying security or index, and with the same exercise price and expiration date). A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option; if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain; if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

FOREIGN CURRENCY OPTIONS


A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Fund will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.


COMBINATIONS OF OPTIONS

There are also certain combinations of put and call options. A "straddle" involves the purchase of a put and call option on the same security with the same exercise prices and expiration dates. A "strangle" involves the purchase of a put option and a call option on the same security with the same expiration dates but different exercise prices. A "collar" involves the purchase of a put option and the sale of a call option on the same security with the same expiration dates but different exercise prices. A "spread" involves the sale of a put option and the purchase of a call option on the same security with the same or different expiration dates and different exercise prices.

RISKS ASSOCIATED WITH OPTIONS

Several risks are associated with transactions in options on securities, indices and currencies. For example, significant differences between the securities and options markets could result in an imperfect correlation between those markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange or the Options Clearing Corporation to handle current trading volume; or (vi) a decision by an exchange to discontinue the trading of options or a particular class or series of options (in which event the secondary market on that exchange or in that class or series of options could cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms). If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on a security, currency or index written by a Fund is covered by an option on the same security, currency or index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Funds may use interest rate, foreign currency or index futures contracts, as specified in the Prospectus. An interest rate or foreign currency contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

A public market exists in futures contracts covering several indices as well as a number of financial instruments and foreign currencies, including U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit, Eurodollar certificates of deposit, the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc and certain multi-national currencies such as the European Currency Unit ("ECU"). Other futures contracts are likely to be developed and traded in the future. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

The Funds may also purchase and write call and put options on futures contracts. Futures options possess many of the same characteristics as options on securities and indices. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as required by regulatory authorities the Funds will use futures contracts and futures options for hedging purposes and not for speculation and will comply with applicable regulations of the Commodity Futures Trading Corporation which limit trading of futures contracts (See "Limitations on the Use of Futures and Options"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund's exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost by using futures contracts and futures options.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its Custodian (or futures commission merchant, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the futures commission merchant of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Funds will mark to market their open futures positions.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gains; if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS

A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain with its Custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its Custodian (and mark to market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") for exemption from the definition of a "commodity pool," each Fund is limited in its futures trading activities to: (1) positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and (2) other positions for the establishment of which the aggregate initial margin and premiums (less the amount by which such options are "in-the-money") do not exceed 5% of the Fund's net assets (after taking into account unrealized gains and unrealized losses on any contracts it has entered into).

The requirements for qualification as a regulated investment company also may limit the extent to which the Funds may enter into futures, futures options or forward contracts. See "Taxation."

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position, in which event the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

DEALER OPTIONS

The Funds may engage in transactions involving dealer options on securities, currencies or indices as well as exchange-traded options. Certain risks are specific to dealer options. While a Fund would look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that many purchased dealer options and the assets used to secure written dealer options are illiquid securities. A Fund may treat the cover used for these written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat certain dealer options as subject to the Funds' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options on securities, currencies or indices, the Funds will change their treatment of such instruments accordingly.

SWAPS

No Fund enters into any swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "A" at the time of purchase by at least one of the established rating agencies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. A Fund will not enter into a swap transaction at any time that the aggregate amount of its net obligations under such transactions exceeds 15% of its total assets.

The aggregate purchase price of caps and floors held by a Fund may not exceed 5% of its total assets at the time of purchase, and they are considered by the Fund to be illiquid assets; it may sell caps and floors without limitation other than the segregated account requirement described above.

The use of swaps, caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser's forecast of market values, interest rates, currency rates of exchange and other applicable factors is incorrect, the investment performance of a Fund will diminish compared with the performance that could have been achieved if these investment techniques were not used. Moreover, even if the Adviser's forecasts are correct, a Fund's swap position may correlate imperfectly with an asset or liability being hedged. In addition, in the event of a default by the other party to the transaction, a Fund might incur a loss.

INTEREST RATE AND INDEX SWAPS

An interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term eurodollar deposits between major international banks. The same process applies when dealing with an index swap. The buyer of the swap pays on a floating rate basis and receives a fixed rate payment, based on the total return of the particular reference index.

CROSS-CURRENCY SWAPS

A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

EQUITY SWAPS

An equity swap is a derivative instrument which involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount. The Fund will typically pay a floating rate of interest, such as the three-month London Interbank Offered Rate, and receive the total return, i.e., price change plus dividends, of a specified equity index, such as the S&P 500 Index. If the total return on the equity index is negative for the contract period, the Fund will pay its counterparty the amount of the loss in the value of the notional amount plus interest at the floating rate. From time to time, the Fund may wish to cancel an equity swap contract in order to reduce its equity exposure. Although the swap contract may be sold back to the Fund's counterparty, it may be more advantageous to enter into a swap contract in which the Fund would reduce its equity exposure by agreeing to receive a floating rate of interest and pay the change in the index. This is sometimes called a "reverse equity swap contract" and would only be entered into to reduce equity exposure. None of the Funds will use reverse swap contracts to short the equity market.

A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Fund's Custodian. If the Fund enters into a swap on other than a net basis, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Securities and Exchange Commission.

SWAP OPTIONS

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to pay fixed pursuant to a swap option is said to own a put. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

CAPS AND FLOORS

An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

RISKS ASSOCIATED WITH SWAPS


The risks associated with swaps are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.


FOREIGN CURRENCY TRANSACTIONS

The Funds normally conduct their foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Adviser expects that each of these Funds will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). None of these Funds will generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of each of the Total Return and High Income Funds and each of the U.S. Equity, Global Bond and Global Equity Funds will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Fund may commit a substantial portion of its assets to the consummation of these contracts. No Fund will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served by doing so.


At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains a portfolio security and engages in an off-setting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Fund's dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

LENDING OF PORTFOLIO SECURITIES

To realize additional income, certain of the Funds may lend securities with a value of up to 33% of its total assets to broker-dealers, institutional investors or other persons. Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by "marking to market" daily. A Fund will have the right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Loans will only be made to persons deemed by the Adviser to be of good standing in accordance with standards approved by the Board of Trustees and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

RESERVES

Each Fund may establish and maintain reserves when the Adviser or Sub-adviser determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities. A Fund's reserves may be invested in domestic and foreign money market instruments, including government obligations,

BORROWING

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions. The Investment Company Act of 1940 (the "1940 Act") requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Funds also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

AVERAGE MATURITY AND DURATION CALCULATIONS

AVERAGE MATURITY

The portfolio average maturity of each Fund will be computed by weighting the maturity of each security in the Fund's portfolio by the market value of that security. For securities which have put dates, reset dates, or trade based on average maturity, the put date, reset date or average maturity will be used instead of the final maturity date for the average maturity calculation. Average maturity is normally used when trading mortgage backed securities and asset backed securities.

DURATION

One common measure of the price volatility of a fixed income security is duration, a weighted average term-to-maturity of the present value of a security's cash flows. As it is a weighted term-to-maturity, duration is generally measured in years and can vary from zero to the time-to-maturity of the security. Duration is a complex formula that utilizes each cash flow and the market yield of the security. Bonds of the same maturity can have different durations if they have different coupon rates or yields.

For securities which pay periodic coupons and have a relatively short maturity, duration tends to approximate the time to maturity. As the maturity of the bond extends, the duration also extends but at a slower rate. For example, the duration of a 2-year security can be about 1.8 years; the duration of a 30-year bond will be roughly 10 to 11 years. However, the duration of any security that pays interest only at maturity is the time to maturity. Thus a 30-year zero coupon bond has a duration of 30 years.

If the duration of the security is divided by the sum of one plus its yield, the resultant number is called the modified duration of the security. Modified duration is important to portfolio managers as it is used to determine the sensitivity of the security to changes in interest rates. For small changes in yield, the price of a security, as a percentage of its initial price, will move inversely to the yield change by an amount equal to the modified duration times the yield change. The market price of a security with a modified duration of ten years will change twice as much as a security with a with a five year duration.

Modified duration is a much better indicator of price volatility than time to maturity. For example, the times to maturity for a 30 year bond and a 30 year zero coupon security are both 30 years. A portfolio manager using average maturity to judge price volatility would expect to see no difference in portfolio impact from these two securities (given equal yield). However, the zero coupon bond will experience a percentage price change roughly three times greater than the 30 year bond.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of the Funds, including establishing the Funds' policies, general supervision and review of their investment activities. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Group who perform a policy-making function and their affiliations and principal occupations for the past five years are as set forth below. Unless otherwise indicated, the address of each of the persons listed below is 333 South Grand Avenue, Los Angeles, California 90071.

BOARD OF TRUSTEES:


                                               POSITION WITH                  PRINCIPAL OCCUPATIONS
NAME                                           THE GROUP                      DURING PAST FIVE YEARS
----                                           ----------                     ----------------------
*  Joan A. Payden(1)                           Chairman of the Board, and     President and CEO, Payden & Rygel
                                               Chief Executive Officer,
                                               Trustee

*  John Paul Isaacson                          Trustee                        Principal, Payden & Rygel

*  Christopher N. Orndorff                     Trustee                        Principal, Payden & Rygel

   J. Clayburn La Force                        Trustee                        Dean Emeritus, The John E. Anderson
   P.O. Box 1009                                                              Graduate School of Management at
   Pauma Valley, CA 92061                                                     University of California, Los Angeles;
                                                                              Director, The Timken Company (since
                                                                              February, 1994); Trustee for PIC
                                                                              Institutional Growth Portfolio, PIC
                                                                              Institutional Balanced Portfolio and PIC
                                                                              Small Capital Portfolio

   Thomas V. McKernan, Jr.(1)                  Trustee                        President and Chief Executive Officer,
   3333 Fairview Road                                                         Automobile Club of Southern California
   Costa Mesa, CA 92626

   Dennis C. Poulsen                           Trustee                        Chairman of Board (since 1997);
   3900 South Workman Mill Road                                               previously, President and Chief Executive
   Whittier, CA  90601                                                        Officer, Rose Hills Company

   Stender E. Sweeney                          Trustee                        Private Investor

   W.D. Hilton, Jr.                            Trustee                        Managing Trustee, NGC Settlement Trust;
   2608 Eastland Avenue,                                                      previously, Chief Financial Officer,
   Suite 202                                                                  Texas Association of School Boards and
   Greenville, TX  75402                                                      Board Member, First Greenville National
                                                                              Bank


*   An "interested person" of the Group, as defined in the 1940 Act.

(1) Ms. Payden is a Director of the Automobile Club of Southern California, of which Mr. McKernan is President and Chief Executive Officer.

Trustees, other than those Trustees who are affiliated persons (as that term is defined in Section 2(a)(3) of the 1940 Act) of the Adviser or Sub-adviser, currently receive an annual retainer of $25,000, plus $2,500 for each regular Board of Trustees meeting and/or committee meeting attended, $2,000 for each special Board of Trustees meeting and/or committee meeting and reimbursement of related expenses. Chairmen of Board committees each receive an annual retainer of $2,000. If more than one Board or committee meeting occurs on the same day, only one fee is paid. The following table sets forth the aggregate compensation paid by the Group for the fiscal year ended October 31, 1999, to the Trustees who are not affiliated with the Adviser and the aggregate compensation paid to such Trustees for services on the Trust's Board; the Group does not maintain a retirement plan for its Trustees. There are no other funds in the "trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):



                                                PENSION OR
                                                RETIREMENT         ESTIMATED           TOTAL
                                                 BENEFITS           ANNUAL          COMPENSATION
                              AGGREGATE         ACCRUED AS         BENEFITS        FROM GROUP AND
                            COMPENSATION       PART OF GROUP         UPON           GROUPCOMPLEX
NAME                         FROM GROUP          EXPENSES         RETIREMENT       PAID TO TRUSTEE
----                       --------------      ------------      ------------      ---------------
Dennis Poulsen                 $24,500             None              N/A              $24,500
James Clayburn La Force        $27,500             None              N/A              $27,500
Stender Sweeney                $27,500             None              N/A              $27,500
W.D. Hilton                    $27,500             None              N/A              $27,500
Thomas V. McKernan, Jr.        $29,000             None              N/A              $29,000


OFFICERS:


                              POSITION WITH                           PRINCIPAL OCCUPATIONS
NAME                          THE GROUP                               DURING PAST FIVE YEARS
----                          -------------                           ----------------------
Joan A. Payden                Chairman                                President and CEO, Payden & Rygel

John C. Siciliano             President, Chief Operating Officer      Managing Director, Payden & Rygel (since 1998);
                                                                      previously, Senior Vice President, Dresdner
                                                                      Kleinwort Benson North America; Executive Vice
                                                                      President and Chief Financial Officer, Technicolor,
                                                                      Inc.

Bradley F. Hersh              Vice President, Treasurer               Controller, Payden & Rygel (since 1998); previously,
                                                                      Assistant Controller, Sierra Capital Management

David L. Wagner               Vice President                          Portfolio Manager, Payden & Rygel

Gregory P. Brown              Vice President                          Institutional Marketing, Payden & Rygel (since 1996);
                                                                      previously, Vice President - Corporate Banking, Wells
                                                                      Fargo Bank

Yot Chattrabhuti              Vice President                          Manager - Mutual Fund Operations, Payden & Rygel
                                                                      (since 1997); previously, Bank of America: Vice
                                                                      President and Manager, Securities Processing,
                                                                      Assistant Vice President and Manager of various
                                                                      finance related functions, and Senior Trust Officer,
                                                                      Employee Benefit Trust Accounts

Edward S. Garlock             Secretary                               General Counsel, Payden & Rygel (since 1997);
                                                                      previously, Senior Vice President and Group General
                                                                      Counsel, First Interstate Bancorp


PRINCIPAL SHAREHOLDERS


As of February 11, 2000, the following persons held of record more than 5% of the outstanding shares of the Group's Funds:

Limited Maturity Fund: Tessera, Inc., San Jose, CA 95134, 26.7%; Center Theatre Group, Los Angeles, CA 90012, 9.5%; Bert Bell NFL Retirement Plan, Brooklyn, NY 11231, 7.5%; Agouron Institute, Poway, CA 92064, 7.2%; Indian River Memorial Hospital, Vero Beach, FL 32960, 6.6%; Academy of Motion Pictures Arts and Sciences, Beverly Hills, CA 90211, 6.1%.

Short Bond Fund: Jicarrila Apache Tribe, Dulce, NM 87528, 15.3%; Southern California Local Union 831 Employer Health Trust, El Monte, CA 91731, 9.9%; Lon
V. Smith Foundation, Beverly Hills, CA 90210, 9.8%; Southern California Pipe Trades Trust Fund, San Diego, CA 92186, 6.7%; Bert Bell NFL Retirement Plan, Brooklyn, NY 11231, 6.7%; Agouron Institute, Poway, CA 92064, 6.5%; Doris Stein Charitable Trust #4, Beverly Hills, CA 90218, 5.3%.

U.S. Government Fund: Valley Medical Center, Renton, WA 98055, 74.5%, Dan Murphy Foundation, Los Angeles, CA 90016, 9.1%.

GNMA Fund: Weingart Foundation, Los Angeles, CA 90017, 48.7%; Jicarilla Apache Tribe, Pittsburg, PA 15230, 34.8%.

Investment Quality Bond Fund: Atlantic Richfield Company Accumulation Plan, Boston, MA 02109, 15.2%; North Broward Hospital, Fort Lauderdale, FL 33316, 13.9%; Dan Murphy Foundation, Los Angeles, CA 90016, 9.1%; White House Historical Association, Washington, D.C. 20006, 6.7%; Lon V. Smith Foundation, Beverly Hills, CA 90210, 5.1%.

Total Return Fund: Jicarilla Apache Tribe, Dulce, NM 87528, 32.1%; Academy of Motion Picture Arts and Sciences, Beverly Hills, CA 90211, 10.1%; Dan Murphy Foundation, Los Angeles, CA 90016, 9.3%; Bert Bell NFL Retirement Plan, Brooklyn, NY. 11231, 8.4%; Amateur Athletic Foundation, Los Angeles, CA 90018, 7.7%; Walt Disney Disability Trust, Burbank, CA 91521, 7.0%; The Academy Foundation, Beverly Hills, CA 90211, 6.4%; Sisters of Providence, St. Paul. MN 55164, 6.1%.

High Income Fund: Jicarilla Apache Tribe, Dulce, NM 87528, 32.5%; Fairfax County Supplemental Retirement System Fund, Fairfax, VA 22030, 9.3%; Sisters of Providence, St. Paul, MN 55164, 5.9%; Fairfax County Uniformed Retirement System, Fairfax, VA 22030, 5.5%.

Bunker Hill Money Market Fund: Santa Clara Valley Transit Authority, San Jose, California 95134, 13.3%; Payden & Rygel European Aggressive Growth Fund, Los Angeles, California 90071, 8.5%; Payden & Rygel High Income Fund, Los Angeles, California 90071, 5.8%.

Short Duration Tax Exempt Fund: C. Leif, Los Angeles, CA 90069, 18.7%; Scott King, Malibu, CA 90265, 11.1%; Joan A. Payden, Los Angeles, CA 90071, 10.2%; Nordskog Family, Thousand Oaks, CA 91361, 8.8%; Wertheimer Family Trust, Santa Monica, CA 90402, 7.0%; Estate of Mark Goodson, New York, NY 10018, 6.7%; Phillip & Jane Williams Living Trust, Pacific Palisades, CA 90272, 6.5%; Rustic Canyon Partners, Santa Monica, CA 90404, 5.9%.

Tax Exempt Bond Fund: Estate of Mark Goodson, New York, NY 10022, 15.5%; Paula Dermody Trust, Reno, NV 89510, 11.7%; C. Leif, Los Angeles, CA 90069, 9.8%; Leonard Horvitz Trust, Moreland Hills, OH 44022, 7.8%; Wertheimer Family Trust, Santa Monica, CA 90402, 7.3%; Ronald and Mary Bension Trust, LaCanada, CA 91011, 6.2%; Nordskog Family Trust, Thousand Oaks, CA 91361, 5.3%.

California Municipal Income Fund: Walker Family Trust, Flintridge, CA 91011, 19.3%; GFC Partnership, New York, NY 10018, 14.0%; Casey Myers Trusts, Beverly Hills, CA 90210, 13.8%; Wertheimer Family Trust, Santa Monica, CA 90402, 10.0%.

Market Return Fund: Research to Prevent Blindness, New York, NY 10022, 29.4%; Vanderbilt University, Nashville, TN 37240, 19.6%; Wasserman Foundation, Beverly Hills, CA 90210, 17.5%; Good Samaritan Hospital Pension Plan, San Diego, CA 92186, 13.7%.

U.S. Growth Leaders Fund: Sheinberg Family Trust, Beverly Hills, CA 90210, 21.7%; Research to Prevent Blindness Endowment Fund, New York, NY 10022, 20.2%; Beverly Haas IRA, Santa Monica, CA 90405, 14.0%; Joan A. Payden, Los Angeles, CA 90071, 12.6%.

Small Cap Leaders Fund: Wasserman Foundation, Beverly Hills, CA 90210, 17.1%; C. Leif, Los Angeles, CA 90069, 13.1%; Research to Prevent Blindness Endowment Fund, New York, NY 10022, 12.7%; Sheinberg Family Trust, Beverly Hills, CA 90210, 10.9%; Sidney Sheinberg IRA, Beverly Hills, CA 90210, 8.1%; The Hogan Family Foundation, Inc., Westlake Village, CA 91361, 5.2%.

Global Short Bond Fund: Navistar International Corp, Chicago, IL 60611, 24.9%; Kaiser Permanente, Oakland, CA 94612, 19.3%; Annuity Board of the Southern Baptist Convention, Dallas, TX 75221, 14.0%; Hoag Memorial Hospital Board, Los Angeles, CA 90051, 9.4%; Michigan State University, Farmington, MI 48333, 7.6%; Texas A & M University, College Station, TX, 6.3%.

Global Fixed Income Fund:City of Worcester Retirement System, Worcester, MA 01608, 5.3%; Southern California Edison VEBA, Chicago, IL 60675, 5.2%; Torrance Health Association, Torrance, CA 90505, 5.1%.

Emerging Markets Bond Fund: Sheinberg Family Trust, Beverly Hills, CA 90210, 33.0%; Dan Murphy Foundation, Los Angeles, CA 90016, 18.5%; Joan Payden, Los Angeles, CA 90071, 13.2%; Amateur Athletic Foundation, Los Angeles, CA, 12.9%; Wertheimer Family Trust, Santa Monica, CA 90402, 7.0%; Isaacson Family Trust, Los Angeles, CA 90049, 5.4%.

Global Balanced Fund: Lon V. Smith Foundation, Beverly Hills, CA 90210, 46.5%; Joan A. Payden, Los Angeles, CA 90071, 20.6%; Walker Family Trust, Flintridge, CA 91011, 7.1%.

European Growth & Income Fund: Research to Prevent Blindness Endowment Fund, New York, NY 10022, 22.0%; Sheinberg Family Trust, Beverly Hills, CA 90210, 20.9%.

European Aggressive Growth Fund: Sheinberg Family Trust, Beverly Hills, CA 90210, 16.0%; Research to Prevent Blindness Endowment Fund, New York, NY 10022, 10.4%; Joan A. Payden, Los Angeles, CA 90071, 5.6%.

The Fund has no information regarding the beneficial ownership of such shares. As of February 11, 2000, the officers and directors of the Group as a group owned less than 1% of the outstanding shares of each of the Funds, except for the Market Return Fund, 1.2%; Limited Maturity Fund, 2.0%; California Municipal Income Fund, 3.0%; Emerging Markets Bond Fund, 13.2%; High Income Fund, 1.3%; European Aggressive Growth Fund, 6.8%; Growth & Income Fund, 1.7%; and Global Balanced Fund, 20.6%.

ADVISER

Payden & Rygel was founded in 1983 as an independent investment counseling organization specializing in the management of short term fixed income securities. The firm is owned by Joan Payden and several other employees. As of January 31, 2000, its staff consisted of 105 employees, 42 of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had over 250 clients, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets of over $28 billion, with about $6 billion invested globally.


The Adviser's focus is the management of fixed income securities in both the domestic and global markets. These include securities that have absolute or average maturities out to five years with a bias toward very high quality and liquidity. Portfolios are actively managed according to client approved guidelines and benchmarks. Payden & Rygel also utilizes futures and options strategies, primarily as defensive measures to control interest rate and currency volatility.


The Adviser provides investment management services to the Funds pursuant to an Investment Management Agreement with the Group dated as of June 24, 1992. The Agreement provides that the Adviser will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of the Adviser; (iii) the fees and expenses of the Trust's Custodian, Transfer Agent, Fund Accounting Agent and Administrator; (iv) the charges and expenses of legal counsel and independent accountants for the Group; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the Group may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the Group as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, and (xii) any expenses assumed by the Group pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.

The Investment Advisory Agreement provides that the Adviser receives a monthly fee from each Fund at the following annual rates: the Limited Maturity, Short Bond, U.S. Government, Investment Quality Bond, Total Return and Market Return Funds, 0.28% for the first $1 billion of each Fund's average daily net assets and 0.25% of each Fund's average daily net assets above $1 billion; the GNMA Fund, 0.27% of average daily net assets; the Bunker Hill Money Market Fund, 0.15% of average daily net assets; the High Income Fund, 0.35% of average daily net assets; the Short Duration Tax Exempt and Tax Exempt Bond Funds, 0.32% for the first $500 million of each Fund's average daily net assets, 0.28% of average daily net assets for the next $500 million and 0.25% of each Fund's average daily net assets above $1 billion; the California Municipal Income Fund, 0.32% for the first $1 billion of average daily net assets, and 0.25% of average daily net assets above $1 billion; the Growth & Income Fund, 0.50% for the first $2 billion of the Fund's average daily net assets and 0.30% of the Fund's average daily net assets above $2 billion; the U.S. Growth Leaders and Small Cap Leaders Funds, 0.60% for the first $1 billion of each Fund's average daily net assets and 0.50% of each Fund's average daily net assets above $1 billion; the Global Short Bond and Global Fixed Income Funds, 0.30% of the first $2 billion of each Fund's average daily net assets, and 0.25% of each Fund's average daily net assets above $2 billion; the Emerging Markets Bond Fund, 0.45% of average daily net assets; the Global Balanced Fund, 0.50% of the first $1 billion of average daily net assets of the portfolio and 0.40% of the Fund's average daily net assets above $1 billion; the European Growth & Income Fund, 0.50% of the first $2 billion of average daily net assets of the portfolio, and 0.40% of the Fund's average daily net assets above $2 billion; and the European Aggressive Growth Fund, 0.80% of the first $1 billion of average daily net assets of the portfolio and 0.60% of the Fund's average daily net assets above $1 billion.

Gross fees earned by the Adviser during the last three fiscal years ended October 31, are shown below.

                                             FISCAL YEAR ENDING OCTOBER 31
                                       ------------------------------------------
                                          1997            1998            1999
                                       ----------      ----------      ----------
Limited Maturity Fund                  $  305,823      $  404,336      $  272,105
Short Bond Fund                           291,286         285,676         250,179
U.S. Government Fund                       59,618         171,501         205,918
GNMA Fund                                       *               *          39,460
Investment Quality Bond Fund              153,572         405,163         621,792
Total Return Fund                          99,922         269,905         561,800
High Income Fund                                *         156,900         385,590
Bunker Hill Money Market Fund                   *          25,057          79,021
Short Duration Tax Exempt Fund            113,695          80,235          50,966
Tax Exempt Bond Fund                      162,255         210,770         195,513
California Municipal Income Fund                *               *          65,908
Growth & Income Fund                      391,158       1,120,128       1,369,985
Market Return Fund                         31,634          97,322         170,628
U.S. Growth Leaders Fund                        *               *           7,222
Global Short Bond Fund                    386,216         812,952         725,931
Global Fixed Income Fund                1,805,589       1,557,710       1,564,341
Emerging Markets Bond Fund                      *               *          38,583
Global Balanced Fund**                     43,057          46,512          40,161
European Growth & Income Fund**            14,831         135,841         192,513
European Aggressive Growth Fund**               *               *          24,421

*   Fund had not commenced operations

**  Including advisory Fee earned by the Sub-adviser

The Small Cap Leaders Fund did not commence operations until December 20, 1999.


The Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or from reckless disregard by the Adviser of its duties and obligations thereunder. Unless earlier terminated as described below, the Agreement will continue in effect with respect to each Fund for two years after the Fund's inclusion in its Master Trust Agreement (on or around its commencement of operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Agreement by vote cast in person at a meeting called for such purpose. The Agreement terminates upon assignment and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

SUB-ADVISER


The Sub-adviser provides investment management services to the European Growth & Income and Global Balanced Funds pursuant to a Sub-Advisory Agreement with the Adviser dated as of October 1, 1998, and to the European Aggressive Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser dated as of June 16, 1999. Each Agreement provides that the Sub-adviser will pay all expenses of its personnel and facilities required to carry out its duties. Fees payable to the Sub-adviser for its services are the obligation of the Adviser, and not the Group. Fees paid to the Sub-adviser for its services for the fiscal year ending October 31, 1998 were as follows: Global Balanced Fund -- $1,138; and European Growth & Income Fund -- $8,129. Fees paid to the Sub-adviser for its services for the fiscal year ending October 31, 1999 were as follows: Global Balanced Fund -- $1,514; European Growth & Income Fund -- $149,754; and European Aggressive Growth Fund -- $0.00.


Each Sub-Advisory Agreement contains provisions regarding liability of the Sub-adviser similar to those of the Investment Management Agreement between the Group and the Adviser described above. Unless earlier terminated as described below, each Sub-Advisory Agreement will continue in effect for an initial period of two years with respect to a Fund, and thereafter for successive annual periods, subject to annual approval by the Board of Trustees in the same manner as the Investment Management Agreement. Each Sub-Advisory Agreement terminates upon assignment or upon termination of the Investment Management Agreement with respect to a Fund, and may be terminated with respect to a Fund without penalty on 60 days' written notice by the Adviser or the Board of Trustees or shareholders of the Fund, or upon 90 days' written notice by the Sub-adviser.

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Treasury Plus, Incorporated, located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of the Adviser which serves as Administrator to the Fund. Under its Administration Agreement with the Group, the Administrator has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of the Fund, transmit communications by the Fund to shareholders of record, make periodic reports to the Board of Trustees regarding Fund operations, and overview the work of the fund accountant and transfer agent.


For providing administrative services to the Group, the Administrator receives a monthly fee at the annual rate of 0.08% of the daily net assets of the Group.


The Administrator has agreed that, if in any fiscal year the expenses borne by the Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund for a portion of such excess expenses, which portion is determined by multiplying the excess expenses by the ratio of (i) the fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement with the Group, to (ii) the aggregate fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement and to the Adviser pursuant to its Investment Management Agreement with the Group.

During the last three fiscal years, the Administrator earned the amounts listed below.



                                         FISCAL YEAR ENDING OCTOBER 31
                                      ------------------------------------
                                        1997          1998          1999
                                      --------      --------      --------
Limited Maturity Fund                 $ 65,533      $ 86,644      $ 61,484
Short Bond Fund                         62,419        61,216        55,860
U.S. Government Fund                    12,775        36,750        46,546
GNMA Fund                                    *             *        11,690
Investment Quality Bond Fund            32,908        86,821       139,777
Total Return Fund                       21,412        57,837       127,499
High Income Fund                             *        26,897        69,769
Bunker Hill Money Market Fund                *        10,023        33,955
Short Duration Tax Exempt Fund          21,318        15,044        10,064
Tax Exempt Bond Fund                    30,423        39,519        38,239
California Municipal Income Fund             *             *        13,321
Growth & Income Fund                    46,939       134,415       173,294
Market Return Fund                       6,779        20,855        39,051
U.S. Growth Leaders Fund                     *             *           843
Global Short Bond Fund                  77,243       162,590       152,625
Global Fixed Income Fund               361,118       311,542       329,411
Emerging Markets Bond Fund                   *             *         5,510
Global Balanced Fund                     5,167         5,581         5,102
European Growth & Income Fund            1,780        16,301        24,331

European Aggressive Growth Fund              *             *         2,129

*   Fund had not commenced operations

The Small Cap Leaders Fund did not commence operations until December 20, 1999.


Investors Fiduciary Trust Company ("IFTC"), located at 801 Pennsylvania, Kansas City, Missouri 64105, provides fund accounting and transfer agency services to the Group. IFTC calculates daily expense accruals and net asset value per share of the Funds, issues and redeems Fund shares, maintains shareholder accounts and prepares annual investor tax statements. IFTC receives fees for fund accounting services and dividend disbursing and transfer agency services. Certain out-of-pocket expenses are also reimbursed at actual cost.

The liability provisions of the Group's agreements with Treasury Plus and IFTC are similar to those of the Investment Management Agreement discussed above. In addition, the Group has agreed to indemnify IFTC against certain liabilities. The respective agreements may be terminated by either party on 90 days notice.

                             PORTFOLIO TRANSACTIONS

The Funds pay commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

The Adviser and Sub-adviser each place all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds it manages and buys and sells such securities, options and futures for the Funds through a substantial number of brokers and dealers. In so doing, the Adviser and Sub-adviser seek the best execution available. In seeking the most favorable execution, the Adviser and Sub-adviser consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Adviser or Sub-adviser. If a purchase or sale of securities consistent with the investment policies of a Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Adviser or Sub-adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the Adviser or Sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

The Adviser and Sub-adviser each manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover, the higher these transaction costs borne by the Funds generally will be. The turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.

The only Funds which paid brokerage commissions during the last three fiscal years are noted below:


                                         FISCAL YEAR ENDED OCTOBER 31
                                     ------------------------------------
                                       1997          1998          1999
                                     --------      --------      --------
Investment Quality Bond Fund         $  9,225      $ 50,315      $ 36,000
Tax Exempt Bond Fund                    2,080         5,221         5,800
Market Return Fund                      2,504        10,707           855
Global Fixed Income Fund               50,895        28,750             0

Total Return Fund                      12,935        56,435        16,000
European Growth & Income Fund          24,579        81,875        56,092
Global Balanced Fund                   27,711        25,719        21,104
Growth & Income Fund                   57,494        49,233        23,701
Short Bond Fund                             0        18,986             0
US Growth Leaders Fund                      *             *         4,088
European Aggressive Growth Fund             *             *        29,751


* Fund had not commenced operations.

The Board of Trustees will periodically review the Adviser's and Sub-adviser's performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

                            PURCHASES AND REDEMPTIONS

Certain managed account clients of the Adviser may purchase shares of the Fund. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. Each Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemption, the shares in the Fund account do not have a value of at least $5,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $5,000 before the redemption is processed. The Declaration of Trust also authorizes the Funds to redeem shares under certain other circumstances as may be specified by the Board of Trustees

                        VALUATION OF PORTFOLIO SECURITIES

Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or last bid price is normally used.

Fixed income securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Such techniques take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Foreign securities are valued at the closing bid price in the principal market where they are traded, or, if closing prices are unavailable, at the last traded bid price available prior to the time a fund's net asset value is determined. Foreign security prices that cannot be obtained by the quotation services are priced individually by the pricing service using dealer-supplied quotations. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Generally, trading in corporate bonds, U.S. government securities, foreign securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. The values of any such securities held by a Fund are determined as of such times for the purpose of computing the Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. If an extraordinary event that is expected to affect the value of a portfolio security materially occurs after the close of an exchange on which that security is traded, then the security will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

With respect to the Bunker Hill Money Market Fund, the calculation of the net asset value per share of the Fund is based upon the amortized cost method of pricing pursuant to Rule 2a-7 under the 1940 Act. The net asset value per share of the Fund will normally remain constant at $1.00.

The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During these periods, the yield to an existing shareholder may differ somewhat from that which could be obtained from a similar fund which marks its portfolio securities to market each day.

                                    TAXATION

Each Fund intends to qualify annually and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Diversification Test"). The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.


In addition, no definitive guidance currently exists with respect to the classification of interest rate swaps and cross-currency swaps as securities or foreign currencies for purposes of certain of the tests described above. Accordingly, to avoid the possibility of disqualification as a regulated investment company, a Fund will limit its positions in swaps to transactions for the purpose of hedging against either interest rate or currency fluctuation risks, and will treat swaps as excluded assets for purposes of determining compliance with the Diversification Test.


As a regulated investment company, a Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders, if the Fund distributes to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any long-term capital losses) and 90% of its net exempt interest income each taxable year. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS

The Short Duration Tax Exempt and Tax Exempt Bond Funds intend to qualify to pay "exempt-interest" dividends to its shareholders, who may exclude those dividends from their gross income for federal income tax purposes. In order to be able to pay those dividends, a Fund must satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations the interest on which is excludable from gross income under section 103(a) of the Code.

With the exception of the Short Duration Tax Exempt and Tax Exempt Bond Funds, dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Dividends paid by a Fund generally are not expected to qualify for the deduction for dividends received by corporations. Distributions of net capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

HEDGING TRANSACTIONS


Many of the options, futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.


Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES


Upon disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

A Fund may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund amortizes or accrues premiums or discounts, accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.




Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

CERTAIN DEBT SECURITIES

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income ratably over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

OTHER TAXES


Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association Certificates and Government National Mortgage Association Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived.



Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. Paul, Hastings, Janofsky & Wolfson LLP, counsel to the Group, has expressed no opinion in respect thereof.


                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

Payden & Rygel Distributors, 333 South Grand Avenue, Los Angeles, California 90071, acts as Distributor to the Group pursuant to a Distribution Agreement with the Group dated as of June 24, 1992, as amended. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Management Agreement described above. Pursuant to the Agreement, the Group has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

No compensation is payable by the Funds to the Distributor for its distribution services, except pursuant to the Distribution Plan described below. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and Statements of Additional Information (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of a Fund, and other expenses associated with performing services as distributor of the Funds' shares. Each Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.

DISTRIBUTION PLAN

Under a plan of distribution with respect to the Class D shares of the Bunker Hill Money Market Fund (the "Distribution Plan") adopted by the Board of Trustees on September 9, 1997, pursuant to Rule 12b-1 under the 1940 Act, the Distributor incurs the expense of distributing the Class D shares of the Fund. The Distribution Plan provides for compensation to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing the Class D shares of the Fund. The Distributor is paid for: (a) expenses incurred in connection with advertising and marketing shares of the Class D shares of the Fund including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of Class D shares of the Fund owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Fund's Prospectus and Statement of additional Information.

The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Group, including a majority vote of the Trustees who are not "interested persons" of the Group (as defined in the 1940 Act) and have no direct or indirect financial interest in the operations of the Plan or in any agreement relating to the Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated with respect to the Fund at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the Class D shares of the Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the Class D shares of the Fund for the services described therein without approval by the shareholders of the Class D shares of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment. The Class D shares of the Fund will not be contractually obligated to pay expenses incurred under the Distribution Plan if the Plan is terminated or not continued with respect to the Class D shares of the Fund.

Under the Distribution Plan, the Distributor is compensated for distribution-related expenses with respect to the Class D shares of the Fund at the annual rate, payable monthly of up to 0.35% of the average daily net assets of the Class D shares of the Fund. The Distributor recovers the distribution expenses it incurs through the receipt of compensation payments from the Group under the Distribution Plan.

If the Distributor incurs expenses greater than the maximum distribution fees payable under the Distribution Plan, as described above, with respect to the Class D shares of the Fund, the Class D shares of the Fund will not reimburse the Distributor for the excess in the subsequent year. Because the Distribution Plan is a "reimbursement-type" plan, the distribution fees are payable only to the extent of the Distributor's actual distribution related expenses.

The Distributor pays broker-dealers and others out of its distribution fees quarterly trail commissions of up to 0.35% of the average daily net assets attributable to shares of the Fund held in the accounts of their customers.

Currently, there are no Class D Shares of the Fund outstanding and the Group does not market the Class D Shares.

                                FUND PERFORMANCE

The Funds may quote their performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Performance information for a Fund may be compared to various unmanaged indices (such as the Lehman Brothers Municipal Bond Index) or indices prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies or investment advisers. Comparisons may also be made to indices or data in publications such as The Bond Buyer, Forbes, Barron's, The Wall Street Journal, The New York Times, and Business Week. For example, a Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance a Fund to other funds in appropriate categories over specific periods of time may also be quoted in advertising. Unmanaged indices generally do not reflect deductions for administrative and management costs and expenses. Payden & Rygel may also report to shareholders or to the public in advertisements concerning the performance of Payden & Rygel as adviser to clients other than the Funds, and on the comparative performance or standing of Payden & Rygel in relation to other money managers. Such comparative information may be compiled or provided by independent rating services or other organizations.

Information regarding a Fund may also be included in newsletters or other general communications by Payden & Rygel to advisory clients and potential clients. These publications principally contain information regarding market and economic trends and other general matters of interest to investors, such as: principles of investing which, among other things includes asset allocation, model portfolios, diversification, risk tolerance and goal setting, saving for college or other goals or charitable giving; long-term economic or market trends; historical studies of gold, other commodities, equities, fixed income securities and statistical market indices; new investment theories or techniques; economic and/or political trends in foreign countries and their impact on the United States; municipal bond market fundamentals and trends; corporate financing trends and other factors that may impact corporate debt; and housing trends and other economic factors that may impact mortgage rates and lending activity. In addition, Payden & Rygel may quote financial or business publications and periodicals as they relate to fund management, investment philosophy and investment techniques. Materials may also include discussions regarding Payden & Rygel's asset allocation services and other Payden & Rygel funds, products and services.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills and the U.S. rate of inflation (based on the Consumer Price Index) and a combination of various capital markets. The Group may use the long-term performance of these capital markets in order to demonstrate general long-term risk-versus-reward investment scenarios or the value of a hypothetical investment in any of these capital markets. The performance of these capital markets is based on the returns of several different indices. Ibbotson calculates total returns in the same method as the Group. Performance comparisons could also include the value of a hypothetical investment in any of the capital markets.

If appropriate, the Group may compare the performance of a Fund or the performance of securities in which a Fund may invest to averages published by IBC USA (Publications, Inc.). These averages assume reinvestment of distributions. The IBC/Donoghue's Money Fund Averages(TM)/All Taxable, which is reported in the Donoghue's Money Fund Report(R), covers over 772 taxable money market funds. The Fund may quote its fund number, Quotron(TM) number and CUSIP number or quote its current portfolio manager or any member of Payden & Rygel's market strategy group.

YIELD CALCULATIONS

Yields for each class of shares of a Fund (other than the Bunker Hill Money Market Fund) used in advertising are computed by dividing the interest income of the class for a given 30-day or one month period, net of expenses allocable to the class, by the average number of shares of the class entitled to receive dividends during the period, dividing this figure by the class' net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and converted to U.S. dollars either when they are actually converted or at the end of the period, whichever is earlier. Capital gains and losses are generally excluded from the calculation, as are gains and losses from currency exchange rate fluctuations.

The Fund may, from time to time, include the current yield or effective yield in advertisements or reports to shareholders or prospective investors. These performance figures are based on historical results calculated under uniform SEC formulas and are not intended to indicate future performance.

Yield refers to the income generated by an investment in the Fund over a seven-day period, expressed as an annual percentage rate. Effective yields are calculated similarly, but assume that the income earned from the Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than yields.

With respect to the Bunker Hill Money Market Fund, yields and effective yields for each class of shares of the Fund used in advertising are based on a seven day base period. A yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to at least the nearest 0.01%. An effective yield quotation, carried to at least the nearest 0.01%, is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal its distribution rate or income reported in the Fund's financial statements. Yields and other performance information may be quoted numerically, or in a table, graph or similar illustration.


TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to a class of shares of the Fund reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class' net asset value per share over the period. Average annual total returns for each class are calculated by determining the growth or decline in value of a hypothetical historical investment in that class of shares of a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.


For Class R Shares, the one-year, five-year and since inception total returns for each of the Funds through October 31, 1999 (except as otherwise noted) were as follows:


                                                               ANNUALIZED
                                                              RETURN SINCE
                                      1 YEAR        5 YEAR     INCEPTION*        INCEPTION DATE
                                      ------        ------    ------------     ------------------
Limited Maturity Fund                   4.71%         5.57%        5.41%          May 1, 1994
Short Bond Fund                         2.89%         5.90%        5.08%        January 1, 1994
U.S. Government Fund                    1.76%                      6.84%        January 1, 1995
GNMA Fund                                                          1.82%        August 27, 1999
Investment Quality Bond Fund           (0.71)%        7.31%        5.22%        January 1, 1994
Total Return Fund                       0.55%                      5.26%        December 9, 1996
High Income Fund                        5.65%                      3.76%       December 30, 1997
Bunker Hill Money Market Fund           4.97%                      5.14%       December 17, 1997
Short Duration Tax Exempt Fund          2.29%         4.10%        3.89%       September 1, 1994
Tax Exempt Bond Fund                   (0.81)%        5.81%        3.49%       December 21, 1993
California Municipal Income Fund                                  (1.22)%      December 17, 1998
Growth & Income Fund                   16.47%                     20.11%        November 1, 1996
Market Return Fund                     24.41%                     22.48%        December 1, 1995
U.S. Growth Leaders Fund                                           5.30%         June 17, 1999
Global Short Bond Fund                  2.57%                      5.93%       September 18, 1996
Global Fixed Income Fund                0.56%         8.63%        7.35%       September 1, 1992
Emerging Markets Bond Fund                                        12.92%       December 17, 1998
Global Balanced Fund                   15.85%                     11.56%        December 9, 1996
European Aggressive Growth Fund                                   12.80%         June 17, 1999
European Growth & Income Fund           8.39%                     10.44%         June 30, 1997


* Returns for the GNMA Fund, California Municipal Income Fund, U.S. Growth Leaders Fund, Emerging Markets Bond Fund and the European Aggressive Growth Fund are unannualized.

The Small Cap Leaders Fund did not commence operations until December 20, 1999.


In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns for each class of shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.

                                OTHER INFORMATION

CAPITALIZATION


Each Fund is a series of The Payden & Rygel Investment Group, an open-end management investment company organized as a Massachusetts business trust in January 1992 (initially called P&R Investment Trust). The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized twenty-one series of shares:
Limited Maturity Fund, Short Bond Fund, U.S. Government Fund, GNMA Fund, Investment Quality Bond Fund, Total Return Fund, High Income Fund, Bunker Hill Money Market Fund, Short Duration Tax Exempt Fund, Tax Exempt Bond Fund, California Municipal Income Fund, Growth & Income Fund, Market Return Fund, U.S. Growth Leaders Fund, Small Cap Leaders Fund, Global Short Bond Fund, Global Fixed Income Fund, Emerging Markets Bond Fund, Global Balanced Fund, European Growth & Income Fund, and European Aggressive Growth Fund.


The Board of Trustees has established Class R Shares of all Funds, and Class D Shares of the Bunker Hill Money Market Fund. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class.

The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Group. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the Group in connection with its organization and the initial public offering are being reimbursed to the Adviser, subject to the expense limitation described in the Prospectus under "Management of the Funds -- Expense Guarantee", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the Group will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

DECLARATION OF TRUST

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund. However, the Declaration of Trust disclaims liability of the shareholders of a Fund for acts or obligations of the Group, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and thus should be considered remote.

The Declaration of Trust provides further that no officer or Trustee of the Group will be personally liable for any obligations of the Group, nor will any officer or Trustee be personally liable to the Group or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the Group is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

VOTING

Shareholders of the Funds and any other series of the Group will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Group voting without regard to series or class.

MARKET PRICING ERRORS


The Board of Trustees has adopted Guidelines Concerning Correction of Market Pricing Errors which set forth the procedures used in handling market pricing errors and their impact on a Fund's net asset value ("NAV") and its shareholders. Depending on the size of the error, corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to the Fund, or correction of any erroneous NAV, compensation to the Fund and reprocessing of individual shareholder transactions. Under the Guidelines exceptions to the policy may be granted as facts or circumstances warrant.


CUSTODIAN

The Boston Safe Deposit and Trust Company serves as Custodian for the assets of the Funds. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Group, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund's portfolio securities.


Pursuant to rules adopted under the 1940 Act, the Funds may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. The Board of Trustees has delegated to the Custodian the selection of foreign custodians and to the Adviser the selection of securities depositories. Selection of such foreign custodial institutions and securities depositories is made following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. No assurance can be given that the appraisal by the Custodian and the Adviser of the risks in connection with foreign custodial and securities depository arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from these or other events.

INDEPENDENT AUDITORS

Deloitte & Touche LLP serves as the independent auditors for the Funds. Deloitte & Touche provides audit and tax return preparation services to the Group. The independent auditors' address is 2 World Financial Center, New York, New York 10281.


COUNSEL

Paul, Hastings, Janofsky & Walker LLP pass upon certain legal matters in connection with the shares offered by the Group, and also act as Counsel to the Group. Counsel's address is 555 South Flower Street, Los Angeles, California 90071. Paul, Hastings, Janofsky & Walker LLP also acts as counsel to the Adviser and the Distributor.

LICENSE AGREEMENT

The Adviser has entered into a non-exclusive License Agreement with the Group which permits the Group to use the name "Payden & Rygel". The Adviser has the right to require the Group to cease using the name at such time as the Adviser is no longer employed as investment manager to the Group.

FINANCIAL STATEMENTS


The Funds' audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 Annual Report to Shareholders. The financial statements in such Annual Report have been audited by the Fund's independent auditors, Deloitte & Touche LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

Additional copies of the Funds' 1999 Annual Report to Shareholders may be obtained at no charge by writing or telephoning the Group at the address or number on the front page of this Statement of Additional Information.

REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all the information included in the Group's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                  F O R M  N-1A

                            PART C: OTHER INFORMATION


Item 23. Exhibits.

      (a.1)       Master Trust Agreement of Registrant (a).

      (a.2)       Certificate of Amendment of Master Trust Agreement (b).

      (a.3)       Amendment No. 2 to the Master Trust Agreement dated September
                  16, 1993 (c).

      (a.4)       Amendment No. 3 to the Master Trust Agreement dated December
                  13, 1993 (d).

      (a.5)       Amendment No. 4 to the Master Trust Agreement dated March 17,
                  1994 (e).

      (a.6)       Amendment No. 5 to the Master Trust Agreement dated as of
                  August 31, 1994 (f).

      (a.7)       Amendment No. 6 to the Master Trust Agreement (g).

      (a.8)       Amendment No. 7 to the Master Trust Agreement (h).

      (a.9)       Amendment No. 8 to the Master Trust Agreement (i).

      (a.10)      Amendment No. 9 to the Master Trust Agreement (j).

      (a.11)      Amendment No. 10 to the Master Trust Agreement (k).

      (a.12)      Form of Amendment No. 11 to the Master Trust Agreement (k).

      (a.13)      Form of Amendment No. 12 to the Master Trust Agreement (l).

      (a.14)      Form of Amendment No. 13 to the Master Trust Agreement (m).

      (a.15)      Form of Amendment No. 14 to the Master Trust Agreement (u).

      (a.16)      Form of Amendment No. 15 to the Master Trust Agreement (u).

      (a.17)      Amendment No. 16 to the Master Trust Agreement (v).

      (a.18)      Form of Amendment No. 17 to the Master Trust Agreement (v).

      (a.19)      Amendment No. 18 to the Master Trust Agreement (y).

      (a.20)      Amendment No. 19 to the Master Trust Agreement (y).

      (a.21)      Amendment No. 20 to the Master Trust Agreement (z).

      (a.22)      Form of Amendment No. 21 to the Master Trust Agreement (aa).

      (a.23)      Form of Amendment No. 22 to the Master Trust Agreement (cc).

      (a.24)      Form of Amendment No. 23 to the Master Trust Agreement (cc).

      (a.25)      Form of Amendment No. 24 to the Master Trust Agreement (cc).

      (b)         By-laws of Registrant (a).

      (c)         None.

      (d.1)       Investment Management Agreement between Registrant and Payden
                  & Rygel (n).

      (d.2)       Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel dated as of September 16, 1993, adding Tax-Exempt Bond Fund to the Agreement (n).

      (d.3)       Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel dated December 29, 1993, adding
                  Short Bond, Intermediate Bond and Investment Quality Bond
                  (previously Opportunity) Funds to the Agreement (n).

      (d.4)       Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel dated as of April 29, 1994, adding Limited Maturity Fund to the Agreement (e).

      (d.5)       Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel dated as of June 14, 1994 with respect to Class B shares (e).

      (d.6)       Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel dated as of June 14, 1994, adding Short Duration Tax Exempt Fund to the Agreement (e).

      (d.7)       Agreement between Registrant and Payden & Rygel dated June 14,
                  1994 with respect to voluntary expense limitations (g).

      (d.8)       Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding U.S. Treasury Fund and
                  International Bond Fund (previously Global Opportunity Fund) to the Agreement (g).

      (d.9)       Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding Market Return Fund to the
                  Agreement (o).

      (d.10)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel

                  adding Growth & Income Fund to the Agreement (k).

      (d.11)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding Global Short Bond Fund to the Agreement (l).

      (d.12)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding Total Return Fund,
                  International Equity Fund and Global Balanced Fund to the
                  Agreement (m).

      (d.13)      Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding European Growth & Income
                  Fund to the Agreement (v).

      (d.14)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the PRAAM Money Market
                  Fund (now the Bunker Hill Money Market Fund) to the Agreement
                  (u).

      (d.15)      Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the High Income Fund to the Agreement (v).

      (d.16)      Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the Value Stock Fund and
                  Growth Stock Fund to the Agreement (v).

      (d.17)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the Emerging Markets Bond
                  Fund, EuroDirect Fund and California Municipal Income Fund to the Agreement (w).

      (d.18)      Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the U.S. Growth Leaders
                  Fund and the European Aggressive Growth Fund (z).

      (d.19)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the Low Duration Bond
                  Fund to the Agreement (aa).

      (d.20)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the GNMA Fund to the
                  Agreement (aa).

      (d.21)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the Small Cap Leaders
                  Fund (bb).


      (d.22)      Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the World Target Twenty
                  Fund (cc).


      (d.23)      Form of Subadvisory Agreement between Payden & Rygel and
                  Metzler-Payden, LLC with respect to the EuroDirect Fund (w).

      (d.24)      Sub-Advisory Agreement between Payden & Rygel and
                  Metzler-Payden, LLC with respect to the International Equity
                  Fund, Global Balanced Fund and European Growth & Equity Fund
                  (x).

      (d.25)      Sub-Advisory Agreement between Payden & Rygel and
                  Metzler-Payden, LLC with respect to the European Aggressive
                  Growth Fund (z).


      (d.26)      Form of Sub-Advisory Agreement between Payden & Rygel and
                  Metzler-Payden, LLC with respect to the World Target Twenty
                  Fund (cc).


      (e.1)       Distribution Agreement between Registrant and Payden & Rygel
                  Distributors, Inc. (n).

      (e.2)       Amendment to Distribution Agreement between Registrant and
                  Payden & Rygel Distributors dated August 31, 1992 (p).

      (f)         None.

      (g)         Form of Custody Agreement between Registrant and Boston Safe
                  Deposit and Trust Company (q).

      (h.1)       Management and Administration Agreement between Registrant and
                  Treasury Plus, Incorporated dated as of January 1, 1996 (o).

      (h.2)       Amendment to Management and Administration Agreement between
                  Registrant and Treasury Plus, Incorporated dated as of August
                  26, 1999 (bb).

      (h.3)       Form of Investment Accounting Agreement between Registrant and
                  Investors Fiduciary Trust Company (o).

      (h.4)       Form of Transfer Agency and Service Agreement between
                  Registrant and Investors Fiduciary Trust Company (o).

      (h.5)       License Agreement between Registrant and Payden & Rygel (n).

      (i.1)       Opinion of Counsel (b).

      (i.2)       Opinion of Counsel, dated December 23, 1997 (v).

      (i.3)       Opinion of Counsel, dated December 30, 1998 (x).

      (i.4)       Form of Opinion of Counsel, dated April 15, 1999 (y).

      (i.5)       Form of Opinion of Counsel, dated July 19, 1999 (z).

      (i.6)       Form of Opinion of Counsel, dated July 28, 1999 (aa).


      (i.7)       Form of Opinion of Counsel, dated November 18, 1999 (bb).

      (i.8)       Form of Opinion of Counsel, dated February 14, 2000 (cc).

      (j)         Consent of independent auditors.


      (k)         Not applicable.

      (l)         Investment letter of Payden & Rygel (b).

      (m)         The Payden & Rygel Investment Group Distribution Plan, adopted
                  September 9, 1997 (u).

      (n)         Not applicable.

      (o)         The Payden & Rygel Investment Group Multiple Class Plan, dated
                  December 16, 1997 (v).

      (p.1)       Powers of Attorney of Dennis Poulsen and J. Clayburn La Force
                  (r).

      (p.2)       Power of Attorney of Stender E. Sweeney (r).

      (p.3)       Power of Attorney of Thomas McKernan, Jr. (s).

      (p.4)       Power of Attorney of W.D. Hilton, Jr. (f).

        ----------------------

(a) Filed as an exhibit to the Registration Statement on April 2, 1992 and incorporated herein by reference.

(b) Filed as an exhibit to the Pre-Effective Amendment No. 2 to the Registration Statement on July 28, 1992 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 24, 1994 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on June 30, 1994 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on October 17, 1994 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on January 12, 1995 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on July 6, 1995 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registration Statement on October 5, 1995 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on February 7, 1996 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on May 29, 1996 and incorporated herein by reference.

(l) Filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on July 3, 1996 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement on September 23, 1996 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on July 1, 1994 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement on September 11, 1995 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on February 17, 1993 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on December 20, 1996 and incorporated herein by reference.

(r) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on June 19, 1992 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement on March 1, 1994 and incorporated herein by reference.

(t) Filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on April 17, 1997 and incorporated herein by reference.

(u) Filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on September 24, 1997 and incorporated herein by reference.

(v) Filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement on December 29, 1997 and incorporated herein by reference.

(w) Filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on October 19, 1998 and incorporated herein by reference.

(x) Filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement on December 31, 1998 and incorporated herein by reference.

(y) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on April 15, 1999 and incorporated herein by reference.

(z) Filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement on July 21, 1999 and incorporated herein by reference.

(aa) Filed as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement on July 29, 1999 and incorporated herein by reference.

(bb) Filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on November 19, 1999.


(cc) Filed as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement on February 15, 2000.


Item 24.   Persons Controlled by or Under Common Control with Registrant.


           As of February 11, 2000, the following persons held of record more than 25% of the outstanding shares of the following classes of shares of
Registrant: Payden & Rygel GNMA Fund, Class R - Weingart Foundation (48.7%); Payden & Rygel U.S. Government Fund, Class R - Valley Medical Center (74.5%); Payden & Rygel Global Balanced Fund, Class R - Lon V. Smith Foundation (46.5%); Payden & Rygel Market Return Fund, Class R - Research to Prevent Blindness Endowment Fund (29.4%); Payden & Rygel Emerging Markets Bond Fund, Class R - Sheinberg Family Trust (33.0%); Payden & Rygel Limited Maturity Fund, Class R - Tessera, Inc. (26.7%); Payden & Rygel High Income Fund, Class R - Jicarilla Apache Tribe (32.5%); and Payden & Rygel Total Return Fund, Class R - Jicarilla Apache Tribe (32.1%).


Item 25.   Indemnification.

           Section 6.4 of Article VI of Registrant's Master Trust Agreement, filed herewith as Exhibit a.1, provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

           Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit d.1, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit e.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

           Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser.

           During the two fiscal years ended December 31, 1999, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Principal
Business Address                  Office                        Other Employment
----------------                  ------                        ----------------
Joan A. Payden                    President and
                                  Director

John P. Isaacson                  Managing Principal
                                  and Director

Brian W. Matthews                 Managing Principal,
                                  Chief Financial Officer
                                  and Director

Christopher N. Orndorff           Managing Principal
                                  and Director

James P. Sarni                    Managing Principal
                                  and Director

John C. Siciliano                 Managing Principal
                                  and Director

Mary Beth Syal                    Managing Principal
                                  And Director

Scott J. Weiner                   Managing Principal
                                  and Director

Item 27.   Principal Underwriters.

           (a) Payden & Rygel Distributors, Inc. does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

           (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

                                Positions and
                                Offices with                   Positions and
Name and Principal              Principal                      Offices with
Business Address                Underwriter                    Registrant
----------------                -------------                  ----------
Joan A. Payden                  Chairman and                   Trustee, Chairman
                                Chief Executive Officer        of the Board and
                                and Director                   Chief Executive
                                                               Officer

Gregory P. Brown                President and Chief            Vice President
                                Operating Officer and
                                Director

Christopher N. Orndorff         Chief Financial Officer        Trustee

           (c)    Not applicable.

Item 28.   Location of Accounts and Records.

           All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los Angeles, California 90071), its adviser Payden & Rygel (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071), its Administrator Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071), its Fund Accountant and Transfer Agent Investors Fiduciary Trust Company (127 West 10th Street, Kansas City, Missouri 64105), or its Custodian Boston Safe Deposit and Trust Company (One Boston Place, Boston, Massachusetts 02108).

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

           Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 27th day of February, 2000. The undersigned hereby certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.


                                          THE PAYDEN & RYGEL INVESTMENT GROUP

                                          By   s/ Joan A. Payden
                                             -----------------------------------
                                                  Joan A. Payden
                                                 Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                                       Trustee and                    February 28, 2000
                                       Principal
s/Joan A. Payden                       Executive Officer
-------------------------
Joan A. Payden

J. Clayburn La Force*                  Trustee                        February 28, 2000
-------------------------
J. Clayburn La Force

Dennis C. Poulsen*                     Trustee                        February 28, 2000
-------------------------
Dennis C. Poulsen

Thomas McKernan, Jr.*                  Trustee                        February 28, 2000
-----------------------
Thomas McKernan, Jr.

Stender E. Sweeney*                    Trustee                        February 28, 2000
-------------------------
Stender E. Sweeney

W.D. Hilton, Jr.*                      Trustee                        February 28, 2000
-------------------------
W.D. Hilton, Jr.

s/John Paul Isaacson                   Trustee                        February 28, 2000
-------------------------
John Paul Isaacson

s/Christopher N. Orndorff              Trustee and                    February 28, 2000
-------------------------
Christopher N. Orndorff

S/Bradley F. Hersh                     Principal Financial            February 28, 2000
-------------------------              and Accounting
Bradley F. Hersh                       Officer

*s/Joan A. Payden
-------------------------

By: Joan A. Payden
    Attorney-In-Fact

                                  EXHIBIT INDEX
                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        FORM N-1A REGISTRATION STATEMENT
                         Post-Effective Amendment No. 42



Exhibit No.                    Title of Exhibit
-----------                    ----------------
   (j)                   Consent of independent auditors.